UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	4/30/16

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus International Stock Index Fund

SEMIANNUAL REPORT April 30, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R    M O R E    I N F O R M AT I O N

Back Cover

Dreyfus International Stock Index Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus International Stock Index Fund, covering the six-month period from November 1, 2015 through April 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery remained intact over the reporting period. Steady job growth, declining unemployment claims, improved consumer confidence, and higher housing prices supported an economic expansion that so far has lasted nearly seven years. These factors, along with low inflation, prompted the Federal Reserve Board in December 2015 to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to stagnate despite historically aggressive monetary policies, including negative short-term interest rates in Europe and Japan. Global growth has been hampered by weak demand, volatile commodity prices, the lingering effects of various financial crises, unfavorable demographic trends, and low productivity growth. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied strongly to post positive total returns, on average, for the reporting period overall.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist over the foreseeable future until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona

President

The Dreyfus Corporation

May 16, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2015 through April 30, 2016, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2016, Dreyfus International Stock Index Fund produced a total return of -4.14%.1 This compares with a -3.07% total return for the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE® Index”), during the same period.2

International equities ended the reporting period with moderate losses, on average, stemming from a variety of fiscal and economic challenges. The difference in returns between the fund and the MSCI EAFE® Index is due to temporary price differences arising from the application of fair-value pricing policies3, and transaction costs and operating expenses that are not reflected in the MSCI EAFE® Index’s results.

The Fund’s Investment Approach

The fund seeks to match the performance of the MSCI EAFE® Index, a broadly diversified, international index composed of approximately 1,000 companies located in developed markets outside the United States and Canada. To pursue its goal, the fund is generally fully invested in stocks included in the MSCI EAFE® Index. The fund’s investments are selected to match the benchmark composition along individual name, country, and industry weighting, and other benchmark characteristics. Under these circumstances, the fund maintains approximately the same weighting for each stock as the MSCI EAFE® Index does.

The fund employed futures contracts and currency forward contracts during the reporting period in its efforts to replicate the returns of the MSCI EAFE® Index.

Volatility Buffeted International Equity Markets

International equity markets slipped lower in choppy trading during the last two months of 2015 under pressure from weakening commodity prices and concerns that the European Central Bank (“ECB”) did not more substantially expand its policy of monetary easing. Investor sentiment turned more sharply negative in January 2016 in response to further deterioration in commodity prices, disappointing economic data in China, and worries that higher short-term rates in the United States might weigh on global economic activity. These concerns drove the benchmark broadly lower through the first two weeks of February.

International stocks began a dramatic recovery in mid-February when investors responded positively to encouraging European and U.S. economic data, a rebound in commodity prices, another round of monetary easing from the ECB, and indications from U.S. monetary policymakers that they would delay additional rate hikes. By the end of the reporting period, small-cap international equities had recouped many, but not all, of their previous losses.

Investors Favored Traditionally Defensive Market Sectors

The MSCI EAFE® Index’s relatively moderate loss over the reporting period masked heightened market volatility and disparate results across market sectors. The financials sector led the market’s decline by a significant margin when fears intensified that negative interest rates in Europe and Japan would undermine banks’ earnings. Security trading issues and a

3

DISCUSSION OF FUND PERFORMANCE (continued)

slowdown in investment banking activity also weighed on financial stocks. Financial institutions in Hong Kong, Singapore, and Japan struggled with their exposure to a slowing and highly leveraged Chinese economy, while European banks encountered slowing loan growth, a more stringent regulatory environment, and uncertainty surrounding Britain’s potential exit from the European Union.

The consumer discretionary sector lost value to a lesser degree, primarily due to weakness among automobile manufacturers. In Germany, Volkswagen continued to contend with the consequences of a high-profile emissions scandal, and similar allegations arose against a carmaker in Japan. Meanwhile, stronger currency values for the euro and yen against the U.S. dollar made Korean and domestic car companies more competitive in the United States. In the health care sector, pharmaceutical developers in Switzerland and other European countries saw disappointing initial sales of new products due to high prices and litigation fears among prescribers. Pharmacy benefit managers were hurt by pressure on reimbursement rates in several regional markets.

International stocks fared better in the consumer staples sector, which was supported by strong investor demand for traditionally defensive companies with steady earnings and high dividend yields. Tobacco stocks fared particularly well in a consolidating industry that achieved higher sales in the emerging markets. The materials sector also fared relatively well after China moved to stimulate its economy and commodity prices began to rebound. Stocks of metals-and-mining companies and agricultural commodity producers recouped some of their earlier losses as prices improved and after such companies had shored up their finances by cutting costs and reducing debt.

Replicating the Performance of the MSCI EAFE® Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that aggressively accommodative monetary policies remain at work in international markets and we recently have seen signs of gradual economic improvement in some regions. As always, we intend to continue to monitor the factors considered by the fund’s investment model in light of current market conditions.

May 16, 2016

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 SOURCE: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. The index reflects actual investable opportunities for global investors for stocks that are free of foreign ownership limits or legal restrictions at the country level. Investors cannot invest directly in any index.

3 Additional information on fair value pricing is included in this report under Notes to Financial Statements.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Stock Index Fund from November 1, 2015 to April 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2016

Expenses paid per $1,000†	$2.92
Ending value (after expenses)	$958.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2016

Expenses paid per $1,000†	$3.02
Ending value (after expenses)	$1,021.88

† Expenses are equal to the fund’s annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2016 (Unaudited)

Common Stocks - 97.7%	Shares	Value ($)
Australia - 7.1%
AGL Energy	30,304	420,094
Alumina	112,290	126,797
Amcor	51,832	606,416
AMP	131,408	585,022
APA Group	48,299	320,212
Aristocrat Leisure	23,345	177,281
Asciano	28,592	191,888
ASX	8,643	286,983
Aurizon Holdings	93,932	303,927
AusNet Services	72,030	84,031
Australia & New Zealand Banking Group	130,658	2,405,203
Bank of Queensland	16,530	141,033
Bendigo & Adelaide Bank	21,277	150,453
BHP Billiton	144,535	2,264,349
Boral	34,041	165,881
Brambles	69,585	659,603
Caltex Australia	12,163	298,930
Challenger	27,625	187,734
CIMIC Group	4,953	134,221
Coca-Cola Amatil	25,822	168,685
Cochlear	2,549	209,148
Commonwealth Bank of Australia	76,560	4,281,772
Computershare	20,349	156,224
Crown Resorts	16,028	143,735
CSL	20,935	1,670,407
Dexus Property Group	45,220	289,228
DUET Group	111,804	191,241
Flight Centre Travel Group	2,140	63,904
Fortescue Metals Group	69,153	176,335
Goodman Group	81,427	426,206
GPT Group	83,352	318,540
Harvey Norman Holdings	21,349	72,637
Healthscope	74,351	153,677
Iluka Resources	20,315	98,625
Incitec Pivot	75,161	183,669
Insurance Australia Group	111,481	488,231
James Hardie Industries-CDI	20,721	291,566

6

Common Stocks - 97.7% (continued)	Shares		Value ($)
Australia - 7.1% (continued)
LendLease Group	24,424		235,552
Macquarie Group	13,673		658,711
Medibank Private	120,463		287,163
Mirvac Group	165,195		234,665
National Australia Bank	118,009		2,434,028
Newcrest Mining	35,175	[a]	515,649
Oil Search	63,639		335,213
Orica	16,497		191,575
Origin Energy	79,512		330,529
Platinum Asset Management	9,947		45,749
Qantas Airways	18,369	[a]	44,958
QBE Insurance Group	63,095		533,794
Ramsay Health Care	6,139		302,844
REA Group	2,402		92,884
Rio Tinto	18,923		732,592
Santos	71,342		255,163
Scentre Group	237,708		846,970
SEEK	15,531		193,040
Sonic Healthcare	18,383		269,581
South32	50,800	[a,b]	64,115
South32	223,721	[a,c]	281,358
Stockland	102,579		340,548
Suncorp Group	57,088		541,614
Sydney Airport	50,012		258,814
Tabcorp Holdings	37,451		126,094
Tatts Group	59,893		171,540
Telstra	187,563		763,847
TPG Telecom	11,417		92,885
Transurban Group	89,787		790,155
Treasury Wine Estates	32,787		232,122
Vicinity Centres	148,531		372,876
Vocus Communications	20,174		132,254
Wesfarmers	50,724		1,644,028
Westfield	88,537		677,133
Westpac Banking	149,100		3,511,845
Woodside Petroleum	32,506		692,693
Woolworths	56,590		948,790
			39,077,259

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.7% (continued)	Shares		Value ($)
Austria - .2%
ANDRITZ	3,152		176,661
Erste Group Bank	12,908	[a]	372,432
OMV	6,042		182,011
Raiffeisen Bank International	4,550	[a]	72,843
Voestalpine	5,210		188,111
			992,058
Belgium - 1.4%
Ageas	8,600		337,723
Anheuser-Busch InBev	36,046		4,471,711
Colruyt	3,021		174,154
Delhaize Group	4,526		474,726
Groupe Bruxelles Lambert	3,568		314,760
KBC Groep	10,974		618,278
Proximus	7,132		239,576
Solvay	3,435		347,751
Telenet Group Holding	2,488	[a]	123,948
UCB	5,652		424,632
Umicore	3,912		195,187
			7,722,446
China - .0%
Yangzijiang Shipbuilding Holdings	91,000		66,696
Denmark - 2.0%
AP Moller - Maersk, Cl. A	172		234,476
AP Moller - Maersk, Cl. B	317		446,318
Carlsberg, Cl. B	4,628		451,345
Charles Hansen Holding	4,591		284,795
Coloplast, Cl. B	4,745		356,034
Danske Bank	31,499		886,986
DSV	8,470		356,704
Genmab	2,478	[a]	367,418
ISS	6,985		265,354
Novo Nordisk, Cl. B	87,814		4,907,181
Novozymes, Cl. B	10,484		502,748
Pandora	5,005		650,908
TDC	33,595		172,035
Tryg	5,250		98,728
Vestas Wind Systems	10,182		729,103
William Demant Holding	1,152	[a]	118,466
			10,828,599

8

Common Stocks - 97.7% (continued)	Shares		Value ($)
Finland - .9%
Elisa	6,146		229,652
Fortum	19,209		289,789
Kone, Cl. B	15,309		698,925
Metso	5,095		122,589
Neste	5,763		185,066
Nokia	259,916		1,530,525
Nokian Renkaat	5,391		198,626
Orion, Cl. B	4,426		154,471
Sampo, Cl. A	19,947		871,584
Stora Enso, Cl. R	25,073		219,152
UPM-Kymmene	24,084		460,938
Wartsila	6,890		295,631
			5,256,948
France - 9.7%
Accor	9,535		422,709
Aeroports de Paris	1,397		175,878
Air Liquide	15,489		1,758,143
Airbus Group	26,604		1,664,822
Alstom	6,914	[a]	176,864
Altice, Cl. A	16,816	[a]	254,489
Altice, Cl. B	3,963	[a]	60,390
Arkema	2,875		229,746
Atos	4,021		358,811
AXA	88,646		2,236,592
BNP Paribas	47,595		2,522,354
Bollore	38,356		152,061
Bouygues	8,879		295,548
Bureau Veritas	12,417		294,455
Cap Gemini	7,244		676,719
Carrefour	24,275		688,478
Casino Guichard Perrachon	2,511		149,483
Christian Dior	2,378		416,875
Cie de St-Gobain	21,307		977,013
Cie Generale des Etablissements Michelin	8,184		854,661
CNP Assurances	6,982		119,204
Credit Agricole	48,304		534,817
Danone	26,519		1,858,256
Dassault Systemes	5,876		459,790
Edenred	9,836		193,654

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.7% (continued)	Shares		Value ($)
France - 9.7% (continued)
Electricite de France	10,350		148,817
Engie	65,272		1,077,009
Essilor International	9,164		1,186,914
Eurazeo	1,999		140,826
Eutelsat Communications	8,003		248,240
Fonciere Des Regions	1,331		126,020
Gecina	1,518		219,256
Groupe Eurotunnel	21,449		274,466
Hermes International	1,133		402,886
ICADE	1,292		101,761
Iliad	1,231		268,593
Imerys	1,513		111,990
Ingenico Group	2,556		301,650
JCDecaux	3,359		148,530
Kering	3,368		577,862
Klepierre	9,920		468,012
Lagardere	5,470		145,210
Legrand	11,818		673,504
L'Oreal	11,326		2,056,024
LVMH Moet Hennessy Louis Vuitton	12,565		2,083,648
Natixis	41,535		229,443
Numericable - SFR	5,241		171,650
Orange	89,534		1,486,817
Pernod Ricard	9,482		1,024,223
Peugeot	19,087	[a]	307,429
Publicis Groupe	8,607		635,980
Remy Cointreau	971		80,506
Renault	8,555		826,366
Rexel	12,502		189,563
Safran	13,964		962,673
Sanofi	52,666		4,350,987
Schneider Electric	25,148		1,638,195
SCOR	6,634		225,548
Societe BIC	1,362		193,123
Societe Generale	32,764		1,286,496
Sodexo	4,321		436,929
Suez Environnement	12,933		238,542
Technip	4,917		289,478
Thales	4,591		397,126

10

Common Stocks - 97.7% (continued)	Shares	Value ($)
France - 9.7% (continued)
Total	98,200	4,965,831
Unibail-Rodamco	4,402	1,179,963
Valeo	3,509	555,253
Veolia Environnement	19,858	488,066
Vinci	21,609	1,616,397
Vivendi	52,529	1,006,547
Wendel	1,271	146,701
Zodiac Aerospace	9,412	220,276
		53,443,138
Germany - 8.4%
adidas	9,314	1,201,042
Allianz	20,506	3,477,915
Axel Springer	1,985	111,020
BASF	41,226	3,408,332
Bayer	37,074	4,278,177
Bayerische Motoren Werke	14,938	1,375,812
Beiersdorf	4,391	393,764
Brenntag	7,104	417,105
Commerzbank	47,842	446,681
Continental	4,915	1,079,572
Daimler	43,211	2,999,992
Deutsche Bank	60,640	1,143,288
Deutsche Boerse	8,664	710,768
Deutsche Lufthansa	11,009	170,914
Deutsche Post	43,339	1,271,388
Deutsche Telekom	144,842	2,532,860
Deutsche Wohnen-BR	14,748	451,470
E.ON	89,249	920,510
Evonik Industries	6,181	195,710
Fraport Frankfurt Airport Services Worldwide	2,086	126,418
Fresenius & Co.	17,215	1,252,962
Fresenius Medical Care & Co.	9,906	859,227
GEA Group	8,253	383,211
Hannover Rueck	2,781	316,859
HeidelbergCement	6,162	547,845
Henkel & Co.	4,614	468,646
HUGO BOSS	3,014	192,074
Infineon Technologies	51,307	729,502
K+S	8,440	210,330

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.7% (continued)	Shares		Value ($)
Germany - 8.4% (continued)
LANXESS	3,947		206,239
Linde	8,315		1,270,648
MAN	1,628		176,627
Merck	5,641		529,680
METRO	7,793		247,830
Muenchener Rueckversicherungs	7,517		1,394,459
OSRAM Licht	4,089		213,668
ProSiebenSat.1 Media	9,548		486,913
RWE	21,707	[a]	323,945
SAP	44,088		3,448,665
Siemens	35,563		3,711,674
Symrise	5,653		374,302
Telefonica Deutschland Holding	35,416		180,061
ThyssenKrupp	16,364		380,592
TUI	21,866		316,886
United Internet	5,268		256,952
Volkswagen	1,561		247,241
Vonovia	20,430		687,707
Zalando	3,469	[a,d]	115,157
			46,242,640
Hong Kong - 3.1%
AIA Group	540,800		3,235,492
ASM Pacific Technology	10,800		77,922
Bank of East Asia	49,550		179,598
BOC Hong Kong Holdings	161,500		482,347
Cathay Pacific Airways	52,000		82,918
Cheung Kong Infrastructure Holdings	31,000		292,741
Cheung Kong Property Holdings	118,475		809,202
CK Hutchison Holdings	120,475		1,440,737
CLP Holdings	83,288		769,568
First Pacific	120,250		76,172
Galaxy Entertainment Group	108,277		362,739
Hang Lung Properties	99,000		196,297
Hang Seng Bank	34,400		623,177
Henderson Land Development	53,545		332,750
HK Electric Investments	106,500	[d]	95,797
HKT Trust	125,660		181,608
Hong Kong & China Gas	311,439		577,550
Hong Kong Exchanges & Clearing	50,700		1,277,852

12

Common Stocks - 97.7% (continued)	Shares		Value ($)
Hong Kong - 3.1% (continued)
Hongkong Land Holdings	23,600		149,539
Hysan Development	28,000		123,773
Jardine Matheson Holdings	10,946		604,817
Kerry Properties	29,500		80,313
Li & Fung	259,200		160,338
Link REIT	101,000		611,755
Melco Crown Entertainment, ADR	3,821		56,551
MTR	64,500		318,044
New World Development	254,048		251,981
Noble Group	188,963	[a]	64,075
NWS Holdings	60,000		91,209
PCCW	167,000		113,015
Power Assets Holdings	62,500		592,455
Shangri-La Asia	71,000		86,701
Sino Land	127,730		200,189
SJM Holdings	78,530		52,216
Sun Hung Kai Properties	78,699		986,055
Swire Pacific, Cl. A	27,500		298,660
Swire Properties	56,000		145,118
Techtronic Industries	59,365		221,969
WH Group	257,000	[a,d]	207,209
Wharf Holdings	60,311		326,475
Wheelock & Co.	43,000		198,957
Yue Yuen Industrial Holdings	32,300		117,237
			17,153,118
Ireland - .5%
Bank of Ireland	1,228,951	[a]	372,254
CRH	37,196		1,079,001
Kerry Group, Cl. A	7,197		635,923
Paddy Power Betfair	3,609		484,892
Ryanair Holdings	3,900		59,286
			2,631,356
Israel - .7%
Azrieli Group	1,603		63,420
Bank Hapoalim	48,286		247,455
Bank Leumi Le-Israel	60,234	[a]	220,643
Bezeq The Israeli Telecommunication	79,342		168,710
Check Point Software Technologies	3,164	[a]	262,201
Delek Group	202		35,628

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.7% (continued)	Shares		Value ($)
Israel - .7% (continued)
Israel Chemicals	24,674		121,917
Israel Discount Bank, Cl. A	1	[a]	1
Mizrahi Tefahot Bank	6,222		71,749
Mobileye	3,263	[a]	124,483
NICE Systems	2,452		155,674
Taro Pharmaceutical Industries	301	[a]	42,062
Teva Pharmaceutical Industries	41,056		2,262,413
			3,776,356
Italy - 2.2%
Assicurazioni Generali	51,191		782,471
Atlantia	18,499		515,718
Banco Popolare	16,630		117,159
CNH Industrial	43,714		336,020
Enel	342,707		1,555,462
Eni	114,542		1,872,384
EXOR	4,701		177,312
Ferrari	5,913	[a]	267,850
Fiat Chrysler Automobiles	40,560		326,613
Finmeccanica	18,554	[a]	234,719
Intesa Sanpaolo	571,630		1,589,218
Intesa Sanpaolo-RSP	47,321		124,785
Luxottica Group	7,731		423,668
Mediobanca	25,082		206,620
Prysmian	8,493		200,596
Saipem	250,930	[a]	120,421
Snam	93,495		572,139
STMicroelectronics	26,057		160,168
Telecom Italia	502,470	[a]	490,395
Telecom Italia-RSP	270,919		212,992
Tenaris	20,192		273,319
Terna Rete Elettrica Nazionale	68,305		386,048
UniCredit	213,246		822,240
Unione di Banche Italiane	41,889		178,328
UnipolSai	48,164		112,235
			12,058,880
Japan - 21.8%
ABC-Mart	1,500		97,276
Acom	15,500	[a]	79,774
Aeon	28,400		420,382

14

Common Stocks - 97.7% (continued)	Shares		Value ($)
Japan - 21.8% (continued)
AEON Financial Service	5,360		117,535
AEON Mall	4,480		61,662
Air Water	7,000		103,743
Aisin Seiki	8,500		327,621
Ajinomoto	24,800		575,688
Alfresa Holdings	7,600		144,502
Alps Electric	8,100		138,076
Amada Holdings	13,900		137,590
ANA Holdings	53,000		148,246
Aozora Bank	47,959		170,030
Asahi Glass	42,800		248,401
Asahi Group Holdings	16,900		539,406
Asahi Kasei	55,900		378,441
Asics	7,000		138,379
Astellas Pharma	93,295		1,258,932
Bandai Namco Holdings	7,750		164,326
Bank of Kyoto	16,000		106,786
Benesse Holdings	3,200		90,688
Bridgestone	29,000		1,071,886
Brother Industries	10,800		122,981
CALBEE	3,500		137,634
Canon	48,117		1,348,678
Casio Computer	9,300		175,597
Central Japan Railway	6,400		1,120,941
Chiba Bank	29,000		145,335
Chubu Electric Power	28,500		373,130
Chugai Pharmaceutical	9,928		336,560
Chugoku Bank	7,200		74,330
Chugoku Electric Power	14,000		179,896
Citizen Holdings	12,400		69,334
Concordia Financial Group	50,000	[a]	240,789
Credit Saison	6,200		113,461
Dai Nippon Printing	25,800		240,485
Daicel	13,400		164,657
Daihatsu Motor	8,000		106,731
Dai-ichi Life Insurance	48,900		582,465
Daiichi Sankyo	28,683		671,773
Daikin Industries	10,500		826,860
Daito Trust Construction	3,300		468,955

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.7% (continued)	Shares	Value ($)
Japan - 21.8% (continued)
Daiwa House Industry	26,800	708,037
Daiwa Securities Group	72,000	413,890
Denso	21,700	813,038
Dentsu	9,900	498,164
Don Quijote Holdings	5,600	199,601
East Japan Railway	15,100	1,336,173
Eisai	11,000	678,882
Electric Power Development	6,080	181,617
FamilyMart	2,617	139,031
FANUC	8,729	1,280,589
Fast Retailing	2,358	608,336
Fuji Electric	27,000	113,566
Fuji Heavy Industries	26,200	860,583
FUJIFILM Holdings	20,800	851,227
Fujitsu	85,800	298,360
Fukuoka Financial Group	33,000	110,986
GungHo Online Entertainment	19,400	49,808
Gunma Bank	19,000	74,756
Hachijuni Bank	20,000	86,858
Hakuhodo DY Holdings	11,200	126,673
Hamamatsu Photonics	6,400	176,653
Hankyu Hanshin Holdings	53,000	333,863
Hikari Tsushin	700	52,477
Hino Motors	12,100	115,998
Hirose Electric	1,365	163,569
Hiroshima Bank	25,000	90,376
Hisamitsu Pharmaceutical	2,400	113,734
Hitachi	215,900	977,272
Hitachi Chemical	4,000	66,761
Hitachi Construction Machinery	5,000	78,160
Hitachi High-Technologies	2,700	72,724
Hitachi Metals	10,000	100,643
Hokuhoku Financial Group	51,000	63,862
Hokuriku Electric Power	7,700	100,183
Honda Motor	73,359	1,949,371
Hoshizaki Electric	1,600	134,139
Hoya	18,600	708,150
Hulic	14,000	136,644
Idemitsu Kosan	3,600	75,967

16

Common Stocks - 97.7% (continued)	Shares		Value ($)
Japan - 21.8% (continued)
IHI	60,000		126,549
Iida Group Holdings	5,800		108,199
INPEX	42,000		326,343
Isetan Mitsukoshi Holdings	15,020		159,205
Isuzu Motors	26,900		286,348
ITOCHU	70,500		888,286
Itochu Techno-Solutions	1,800		35,148
Iyo Bank	11,000		71,915
J Front Retailing	10,800		129,314
Japan Airlines	5,200		188,126
Japan Airport Terminal	1,800		63,701
Japan Exchange Group	24,500		364,076
Japan Post Bank	18,100		218,971
Japan Post Holdings	20,100		268,504
Japan Prime Realty Investment	39		171,812
Japan Real Estate Investment	58		360,064
Japan Retail Fund Investment	113		276,915
Japan Tobacco	49,500		2,027,592
JFE Holdings	21,560		294,393
JGC	9,000		151,029
Joyo Bank	27,462		95,559
JSR	8,600		117,481
JTEKT	9,800		123,058
JX Holdings	97,376		410,759
Kajima	38,800		241,035
Kakaku.com	6,700		120,575
Kamigumi	9,400		84,660
Kaneka	12,000		99,133
Kansai Electric Power	30,599	[a]	270,132
Kansai Paint	10,000		172,643
Kao	22,500		1,235,076
Kawasaki Heavy Industries	65,000		179,140
KDDI	78,663		2,237,521
Keihan Electric Railway	21,000		151,482
Keikyu	20,000		181,175
Keio	25,000		220,762
Keisei Electric Railway	12,000		164,678
Keyence	2,085		1,241,744
Kikkoman	7,000		221,916

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.7% (continued)	Shares		Value ($)
Japan - 21.8% (continued)
Kintetsu Group Holdings	80,354		329,466
Kirin Holdings	36,700		533,122
Kobe Steel	133,000		125,570
Koito Manufacturing	4,500		193,578
Komatsu	41,700		706,682
Konami Holdings	4,400		137,992
Konica Minolta	21,700		188,157
Kose	1,500		136,397
Kubota	49,200		718,710
Kuraray	17,200		217,397
Kurita Water Industries	4,800		114,948
Kyocera	14,100		690,913
Kyowa Hakko Kirin	10,705		190,196
Kyushu Electric Power	20,600	[a]	205,606
Kyushu Financial Group	16,000		83,379
Lawson	3,000		234,184
LIXIL Group	11,924		248,804
M3	8,100		218,897
Mabuchi Motor	1,900		94,063
Makita	5,300		329,779
Marubeni	71,700		376,454
Marui Group	9,500		143,776
Maruichi Steel Tube	2,000		57,938
Mazda Motor	23,300		352,297
McDonald's Holdings Co. Japan	3,000		74,852
Medipal Holdings	5,800		91,379
MEIJI Holdings	5,542		432,763
Minebea	15,000		120,485
Miraca Holdings	2,700		114,363
Mitsubishi	60,398		993,667
Mitsubishi Chemical Holdings	60,580		312,658
Mitsubishi Electric	85,000		897,063
Mitsubishi Estate	56,000		1,064,337
Mitsubishi Gas Chemical	16,000		86,963
Mitsubishi Heavy Industries	132,700		463,519
Mitsubishi Logistics	6,000		80,825
Mitsubishi Materials	46,000		143,856
Mitsubishi Motors	28,600		114,752
Mitsubishi Tanabe Pharma	10,800		193,511

18

Common Stocks - 97.7% (continued)	Shares	Value ($)
Japan - 21.8% (continued)
Mitsubishi UFJ Financial Group	573,090	2,613,249
Mitsubishi UFJ Lease & Finance	24,300	104,783
Mitsui & Co.	76,200	913,301
Mitsui Chemicals	38,000	124,650
Mitsui Fudosan	42,286	1,016,307
Mitsui OSK Lines	52,000	108,387
mixi	1,600	53,496
Mizuho Financial Group	1,049,600	1,560,267
MS&AD Insurance Group Holdings	22,157	576,258
Murata Manufacturing	9,200	1,189,695
Nabtesco	5,600	125,993
Nagoya Railroad	39,000	197,924
NEC	114,800	276,535
NEXON	6,700	98,790
NGK Insulators	12,000	244,637
NGK Spark Plug	7,926	156,613
NH Foods	8,000	177,305
NHK Spring	7,000	61,608
Nidec	10,200	737,648
Nikon	15,260	224,694
Nintendo	4,725	635,593
Nippon Building Fund	61	383,887
Nippon Electric Glass	17,085	89,959
Nippon Express	39,000	177,960
Nippon Paint Holdings	6,900	179,845
Nippon Prologis REIT	70	168,137
Nippon Steel & Sumitomo Metal	33,161	680,416
Nippon Telegraph & Telephone	31,200	1,381,162
Nippon Yusen	69,800	134,112
Nissan Motor	111,100	988,993
Nisshin Seifun Group	9,438	153,919
Nissin Foods Holdings	2,600	120,808
Nitori Holdings	3,200	294,917
Nitto Denko	7,100	379,321
NOK	4,600	75,482
Nomura Holdings	159,200	668,698
Nomura Real Estate Holdings	5,600	101,140
Nomura Real Estate Master Fund	158	246,504
Nomura Research Institute	5,830	204,730

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.7% (continued)	Shares	Value ($)
Japan - 21.8% (continued)
NSK	20,000	172,712
NTT Data	5,500	285,896
NTT DOCOMO	64,500	1,521,929
NTT Urban Development	5,500	51,523
Obayashi	30,000	296,554
Obic	2,600	135,038
Odakyu Electric Railway	28,000	302,469
Oji Holdings	35,000	141,682
Olympus	12,700	490,976
Omron	9,000	284,109
Ono Pharmaceutical	18,500	825,899
Oracle Japan	1,900	101,407
Oriental Land	9,100	633,420
ORIX	59,100	824,265
Osaka Gas	83,000	298,274
OTSUKA	2,400	116,163
Otsuka Holdings	17,500	682,193
Panasonic	98,595	868,983
Park24	3,800	106,969
Rakuten	41,100	445,914
Recruit Holdings	6,300	194,954
Resona Holdings	98,400	344,286
Ricoh	31,300	319,560
Rinnai	1,500	131,792
Rohm	4,300	186,473
Ryohin Keikaku	1,100	244,912
Sankyo	2,200	83,328
Sanrio	2,100	40,437
Santen Pharmaceutical	16,500	235,841
SBI Holdings	10,830	110,413
Secom	9,400	717,886
Sega Sammy Holdings	7,484	81,092
Seibu Holdings	5,900	124,297
Seiko Epson	12,100	197,839
Sekisui Chemical	19,000	236,391
Sekisui House	27,900	481,598
Seven & I Holdings	33,960	1,390,970
Seven Bank	26,000	110,384
Shikoku Electric Power	8,900	109,021

20

Common Stocks - 97.7% (continued)	Shares	Value ($)
Japan - 21.8% (continued)
Shimadzu	11,000	164,931
Shimamura	1,000	134,942
Shimano	3,500	505,720
Shimizu	27,000	239,831
Shin-Etsu Chemical	18,300	1,015,667
Shinsei Bank	78,000	108,102
Shionogi & Co.	13,300	676,000
Shiseido	16,000	357,334
Shizuoka Bank	23,400	172,552
Showa Shell Sekiyu	8,500	87,825
SMC	2,400	581,096
SoftBank Group	43,200	2,272,287
Sohgo Security Services	2,500	138,908
Sompo Japan Nipponkoa Holdings	14,670	380,641
Sony	56,980	1,385,201
Sony Financial Holdings	7,000	85,938
Stanley Electric	6,600	134,393
Sumitomo	49,300	511,356
Sumitomo Chemical	64,000	285,575
Sumitomo Dainippon Pharma	6,900	88,217
Sumitomo Electric Industries	32,900	391,040
Sumitomo Heavy Industries	25,000	103,750
Sumitomo Metal Mining	23,000	253,646
Sumitomo Mitsui Financial Group	57,400	1,725,453
Sumitomo Mitsui Trust Holdings	144,640	439,512
Sumitomo Realty & Development	16,000	456,533
Sumitomo Rubber Industries	7,600	115,072
Suntory Beverage & Food	6,000	267,911
Suruga Bank	8,000	155,091
Suzuken	3,212	109,204
Suzuki Motor	15,800	426,312
Sysmex	6,800	421,835
T&D Holdings	26,300	250,689
Taiheiyo Cement	54,000	141,440
Taisei	46,000	313,157
Taisho Pharmaceutical Holdings	1,500	122,679
Taiyo Nippon Sanso	6,000	57,870
Takashimaya	12,000	87,819
Takeda Pharmaceutical	35,600	1,692,957

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.7% (continued)	Shares		Value ($)
Japan - 21.8% (continued)
TDK	5,500		319,151
Teijin	40,000		141,814
Terumo	13,500		514,722
THK	5,500		111,234
Tobu Railway	46,000		235,432
Toho	5,400		137,719
Toho Gas	18,000		122,942
Tohoku Electric Power	19,700		251,117
Tokio Marine Holdings	30,500		983,819
Tokyo Electric Power Co. Holdings	64,972	[a]	343,792
Tokyo Electron	7,700		508,660
Tokyo Gas	99,000		434,199
Tokyo Tatemono	8,500		109,915
Tokyu	49,820		427,854
Tokyu Fudosan Holdings	21,900		146,636
TonenGeneral Sekiyu	13,000		123,182
Toppan Printing	22,000		188,238
Toray Industries	64,000		534,219
Toshiba	180,000	[a]	376,311
TOTO	6,000		203,897
Toyo Seikan Group Holdings	7,100		138,512
Toyo Suisan Kaisha	4,000		141,319
Toyoda Gosei	2,400		43,796
Toyota Industries	7,300		314,233
Toyota Motor	121,357		6,121,654
Toyota Tsusho	10,100		225,578
Trend Micro	4,900		184,216
Unicharm	16,900		347,967
United Urban Investment	132		228,327
USS	9,800		154,992
West Japan Railway	7,500		451,433
Yahoo! Japan	61,100		273,028
Yakult Honsha	4,100		204,857
Yamada Denki	28,300		141,590
Yamaguchi Financial Group	9,000		83,577
Yamaha	7,200		207,247
Yamaha Motor	11,200		181,294
Yamato Holdings	15,200		303,036
Yamazaki Baking	6,000		146,562

22

Common Stocks - 97.7% (continued)	Shares		Value ($)
Japan - 21.8% (continued)
Yaskawa Electric	11,300		131,259
Yokogawa Electric	11,500		124,402
Yokohama Rubber	4,500		74,952
			119,711,742
Luxembourg - .1%
RTL Group	1,680		140,536
SES	14,758		402,809
			543,345
Macau - .1%
MGM China Holdings	40,000		56,043
Sands China	107,813		384,221
Wynn Macau	69,200		98,464
			538,728
Mexico - .0%
Fresnillo	10,059		163,998
Netherlands - 3.0%
Aegon	81,552		468,367
AerCap Holdings	3,567	[a]	142,716
Akzo Nobel	10,856		770,383
ASML Holding	15,614		1,509,690
Boskalis Westminster	4,086		170,412
Gemalto	3,592		233,740
Heineken	10,269		962,792
Heineken Holding	4,485		370,377
ING Groep	173,998		2,133,836
Koninklijke Ahold	37,455		815,601
Koninklijke DSM	7,981		490,169
Koninklijke KPN	140,022		550,978
Koninklijke Philips	43,008		1,182,509
Koninklijke Vopak	2,912		158,311
NN Group	14,126		489,696
NXP Semiconductors	6,050	[a]	515,944
OCI	3,786	[a]	74,946
QIAGEN	9,940	[a]	223,892
Randstad Holding	5,773		310,259
RELX	44,578		748,409
TNT Express	23,803	[a]	216,057
Unilever	73,088		3,212,256

23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.7% (continued)	Shares		Value ($)
Netherlands - 3.0% (continued)
Wolters Kluwer	13,488		513,722
			16,265,062
New Zealand - .2%
Auckland International Airport	42,840		183,761
Contact Energy	31,118		110,520
Fletcher Building	31,140		181,027
Meridian Energy	52,186		96,325
Mighty River Power	29,098		61,286
Ryman Healthcare	16,781		104,573
Spark New Zealand	78,060		201,956
			939,448
Norway - .6%
DNB	42,411		543,028
Gjensidige Forsikring	9,640		165,204
Norsk Hydro	62,574		272,063
Orkla	36,127		315,695
Schibsted, Cl. A	3,036		88,590
Schibsted, Cl. B	3,578	[a]	101,183
Statoil	48,978		861,253
Telenor	32,617		558,869
Yara International	7,988		319,701
			3,225,586
Portugal - .2%
Banco Comercial Portugues, Cl. R	1,375,710	[a]	61,052
Banco Espirito Santo	118,053	[a,e]	14
Energias de Portugal	103,730		368,942
Galp Energia	20,343		280,542
Jeronimo Martins	10,446		171,113
			881,663
Singapore - 1.3%
Ascendas Real Estate Investment Trust	97,433		177,868
CapitaLand	116,500		268,617
CapitaLand Commercial Trust	96,000		101,864
CapitaLand Mall Trust	117,000		179,907
City Developments	17,000		105,167
ComfortDelGro	92,700		198,817
DBS Group Holdings	78,388		886,978
Genting Singapore	289,327		174,825
Global Logistic Properties	136,843		194,372

24

Common Stocks - 97.7% (continued)	Shares		Value ($)
Singapore - 1.3% (continued)
Golden Agri-Resources	278,440		82,531
Hutchison Port Holdings Trust	265,000		117,480
Jardine Cycle & Carriage	4,913		140,594
Keppel	61,500		244,764
Oversea-Chinese Banking	139,987		910,186
Sembcorp Industries	43,254		92,035
Sembcorp Marine	38,000		46,903
Singapore Airlines	24,233		206,926
Singapore Exchange	35,000		195,444
Singapore Press Holdings	69,075		208,064
Singapore Technologies Engineering	68,000		162,377
Singapore Telecommunications	355,751		1,018,403
StarHub	26,918		66,043
Suntec Real Estate Investment Trust	99,000		123,789
United Overseas Bank	56,612		780,862
UOL Group	21,111		96,139
Wilmar International	88,000		241,899
			7,022,854
South Africa - .0%
Mondi	15,942		305,597
Spain - 3.2%
Abertis Infraestructuras	22,614		382,326
ACS Actividades de Construccion y Servicios	8,622		285,562
Aena	2,977	[a,d]	425,357
Amadeus IT Holding, Cl. A	19,640		895,578
Banco Bilbao Vizcaya Argentaria	291,124		2,004,678
Banco de Sabadell	228,322		438,533
Banco Popular Espanol	79,492		217,478
Banco Santander	648,149		3,300,356
Bankia	207,019		193,229
Bankinter	32,065		245,209
CaixaBank	117,824		353,935
Distribuidora Internacional de Alimentacion	28,026	[a]	155,969
Enagas	10,045		306,335
Endesa	13,393		281,613
Ferrovial	21,094		455,698
Gas Natural SDG	14,848		308,455
Grifols	13,598		296,220
Iberdrola	247,384		1,759,505

25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.7% (continued)	Shares		Value ($)
Spain - 3.2% (continued)
Inditex	49,123		1,578,882
Mapfre	47,485		120,645
Red Electrica	4,768		426,131
Repsol	48,080		634,597
Telefonica	202,602		2,218,440
Zardoya Otis	6,905		73,495
			17,358,226
Sweden - 2.8%
Alfa Laval	13,304		209,566
Assa Abloy, Cl. B	43,979		921,598
Atlas Copco, Cl. A	29,387		759,780
Atlas Copco, Cl. B	16,947		408,166
Boliden	11,860		206,551
Electrolux, Ser. B	10,732		311,808
Ericsson, Cl. B	137,383		1,111,233
Getinge, Cl. B	9,499		200,735
Hennes & Mauritz, Cl. B	42,828		1,521,679
Hexagon, Cl. B	11,240		447,477
Husqvarna, Cl. B	20,372		162,211
ICA Gruppen	3,218		105,853
Industrivarden, Cl. C	7,189		131,056
Investment AB Kinnevik, Cl. B	10,364		297,618
Investor, Cl. B	19,913		729,698
Lundin Petroleum	9,154	[a]	172,067
Millicom International Cellular, SDR	2,952		170,449
Nordea Bank	137,208		1,329,548
Sandvik	46,479		477,331
Securitas, Cl. B	14,786		233,336
Skandinaviska Enskilda Banken, Cl. A	67,990		648,899
Skanska, Cl. B	17,185		377,726
SKF, Cl. B	18,560		342,110
Svenska Cellulosa, Cl. B	26,911		847,067
Svenska Handelsbanken, Cl. A	65,712		874,109
Swedbank, Cl. A	39,736		856,470
Swedish Match	8,504		269,640
Tele2, Cl. B	14,711		140,230
Telia	116,315		554,662
Volvo, Cl. B	67,580		789,573
			15,608,246

26

Common Stocks - 97.7% (continued)	Shares		Value ($)
Switzerland - 9.2%
ABB	98,916	[a]	2,092,712
Actelion	4,558	[a]	736,896
Adecco	7,226		465,546
Aryzta	3,764	[a]	146,272
Baloise Holding	2,327		288,117
Barry Callebaut	110	[a]	128,999
Cie Financiere Richemont	23,519		1,566,078
Coca-Cola HBC-CDI	8,469	[a]	173,549
Credit Suisse Group	78,966	[a]	1,196,428
Dufry	1,787	[a]	235,087
EMS-Chemie Holding	349		172,703
Galenica	181	[a]	264,730
Geberit	1,721		661,172
Givaudan	412		812,125
Glencore	537,981	[a]	1,294,285
Julius Baer Group	9,762	[a]	417,767
Kuehne + Nagel International	2,440	[a]	351,716
LafargeHolcim	20,326	[a]	1,027,491
Lindt & Spruengli	5		365,609
Lindt & Spruengli-PC	44		268,712
Lonza Group	2,432	[a]	404,890
Nestle	142,712		10,625,584
Novartis	101,894		7,780,281
Pargesa Holding-BR	1,256		87,082
Partners Group Holding	711		292,517
Roche Holding	31,458		7,957,095
Schindler Holding	876		160,819
Schindler Holding-PC	1,967		358,450
SGS	239		526,280
Sika-BR	99		421,589
Sonova Holding	2,370		316,909
Sulzer	668		61,090
Swatch Group	2,074		138,385
Swatch Group-BR	1,371		468,811
Swiss Life Holding	1,420	[a]	358,647
Swiss Prime Site	2,854	[a]	249,882
Swiss Re	15,871		1,409,006
Swisscom	1,125		570,916
Syngenta	4,183		1,686,157

27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.7% (continued)	Shares		Value ($)
Switzerland - 9.2% (continued)
UBS Group	164,254		2,836,213
Zurich Insurance Group	6,780	[a]	1,519,070
			50,895,667
United Kingdom - 19.0%
3i Group	42,030		291,772
Aberdeen Asset Management	39,934		175,288
Admiral Group	9,276		252,127
Aggreko	10,853		172,925
Anglo American	62,300		700,924
Antofagasta	18,804		133,441
ArcelorMittal	73,083		413,974
ARM Holdings	62,769		862,007
Ashtead Group	23,009		306,294
Associated British Foods	15,604		699,920
AstraZeneca	56,707		3,261,376
Auto Trader Group	41,632	[d]	228,651
Aviva	180,702		1,146,051
Babcock International Group	10,761		149,345
BAE Systems	141,217		986,720
Barclays	756,455		1,904,242
Barratt Developments	46,168		359,988
Berkeley Group Holdings	5,436		238,473
BHP Billiton	92,837		1,267,233
BP	821,355		4,530,590
British American Tobacco	83,549		5,098,739
British Land	43,080		453,634
BT Group	380,439		2,471,908
Bunzl	14,612		436,191
Burberry Group	20,477		355,299
Capita	30,393		445,422
Carnival	8,328		414,626
Centrica	226,131		789,603
Cobham	51,208		115,560
Compass Group	73,348		1,308,945
Croda International	5,660	[a]	249,305
Diageo	112,892		3,050,222
Direct Line Insurance Group	63,227		335,175
Dixons Carphone	45,648		284,340
easyJet	7,546		162,607

28

Common Stocks - 97.7% (continued)	Shares		Value ($)
United Kingdom - 19.0% (continued)
Experian	43,203		791,822
G4S	69,165		190,988
GKN	79,488		323,170
GlaxoSmithKline	218,167		4,645,172
Hammerson	35,471		303,555
Hargreaves Lansdown	10,863		204,885
HSBC Holdings	877,618		5,823,344
ICAP	23,517		161,348
IMI	12,873		176,452
Imperial Brands	43,076		2,337,979
Inmarsat	19,415		263,422
InterContinental Hotels Group	10,291		411,584
International Consolidated Airlines Group	37,752		290,645
Intertek Group	6,956		331,709
Intu Properties	43,243		192,732
Investec	26,558		203,777
ITV	170,697		562,963
J Sainsbury	63,395		267,885
Johnson Matthey	8,807		372,541
Kingfisher	100,822		537,098
Land Securities Group	35,155		582,820
Legal & General Group	265,250		868,232
Lloyds Banking Group	2,564,894		2,523,398
London Stock Exchange Group	14,071		556,973
Marks & Spencer Group	73,189		453,808
Mediclinic International	16,555		219,514
Meggitt	35,607		214,245
Merlin Entertainments	30,520	[d]	192,882
National Grid	168,204		2,400,799
Next	6,362		473,543
Old Mutual	214,716		584,623
Pearson	35,830		422,853
Persimmon	13,614		395,994
Petrofac	12,065		149,658
Provident Financial	6,844		292,163
Prudential	115,600		2,286,863
Randgold Resources	4,176		415,687
Reckitt Benckiser Group	28,609		2,777,292
RELX	49,625		879,163

29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.7% (continued)	Shares		Value ($)
United Kingdom - 19.0% (continued)
Rexam	32,409		296,173
Rio Tinto	55,344		1,859,052
Rolls-Royce Holdings	82,227	[a]	807,442
Royal Bank of Scotland Group	153,539	[a]	517,928
Royal Dutch Shell, Cl. A	176,736		4,624,882
Royal Dutch Shell, Cl. B	177,678		4,665,317
Royal Mail	39,615		282,570
RSA Insurance Group	44,836		301,740
SABMiller	43,636		2,670,103
Sage Group	49,517		429,330
Schroders	5,838		215,145
Segro	33,856		206,990
Severn Trent	10,089		328,747
Shire	26,678		1,665,550
Sky	45,131		620,266
Smith & Nephew	39,278		664,922
Smiths Group	17,061		277,085
Sports Direct International	11,250	[a]	63,532
SSE	44,344		980,289
St. James's Place	24,309		309,059
Standard Chartered	143,830		1,167,094
Standard Life	86,897		415,426
Tate & Lyle	21,771		186,839
Taylor Wimpey	145,518		392,792
Tesco	363,421	[a]	912,859
Travis Perkins	11,023		298,329
Unilever	57,635		2,584,561
United Utilities Group	29,703		408,319
Vodafone Group	1,190,985		3,851,535
Weir Group	9,166		161,476
Whitbread	8,082		458,345
William Hill	40,472		185,156
WM Morrison Supermarkets	97,954		273,977
Wolseley	11,411		638,926
Worldpay Group	62,546	[d]	244,574
WPP	57,863		1,352,672
			104,455,500
Total Common Stocks (cost $492,486,651)			537,165,156

30

Preferred Stocks - .5%	Shares		Value ($)
Germany - .5%
Bayerische Motoren Werke	2,457		195,206
Fuchs Petrolub	2,998		128,431
Henkel & Co.	7,964		909,558
Porsche Automobil Holding	6,890		384,385
Volkswagen	8,163		1,180,828
(cost $2,285,766)			2,798,408
Short-Term Investments - .1%	Principal Amount ($)		Value ($)
U.S. Treasury Bills
0.30%, 6/23/16 (cost $694,694)	695,000	[f]	694,862
Other Investment - .9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $4,904,680)	4,904,680	[g]	4,904,680
Total Investments (cost $500,371,791)	99.2%		545,563,106
Cash and Receivables (Net)	.8%		4,329,164
Net Assets	100.0%		549,892,270

ADR—American Depository Receipt

BR—Bearer Certificate

CDI—Chess Depository Interest

PC—Participation Certificate

REIT—Real Estate Investment Trust

RSP—Risparmio (Savings) Shares

SDR—Swedish Depository Receipts

a Non-income producing security.

b Security is traded on the London Exchange.

c Security is traded on the Australian Exchange.

d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, these securities were valued at $1,509,627 or .27% of net assets.

e The valuation of this security has been determined in good faith by management under the direction of the Board of Directors. At April 30, 2016, the value of this security amounted to $14 or 0.0% of net assets.

f Held by or on behalf of a counterparty for open financial futures contracts.

g Investment in affiliated money market mutual fund.

31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Financials	23.8
Consumer Discretionary	12.4
Industrials	12.4
Consumer Staples	12.2
Health Care	11.7
Materials	7.0
Information Technology	5.0
Telecommunication Services	5.0
Energy	4.9
Utilities	3.8
Short-Term/Money Market Investments	1.0
99.2

† Based on net assets.

See notes to financial statements.

32

STATEMENT OF FINANCIAL FUTURES

April 30, 2016 (Unaudited)

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized Appreciation (Depreciation) at 04/30/2016 ($)

Financial Futures Long
ASX SPI 200	9	894,915	June 2016	36,575
DJ Euro Stoxx 50	97	3,306,566	June 2016	64,442
FTSE 100	26	2,359,941	June 2016	33,472
Topix	18	2,244,079	June 2016	(4,941)
Gross Unrealized Appreciation				134,489
Gross Unrealized Depreciation				(4,941)

See notes to financial statements.

33

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	495,467,111	540,658,426
Affiliated issuers	4,904,680	4,904,680
Cash		673,166
Cash denominated in foreign currency	793,822	805,080
Dividends and interest receivable		3,393,937
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		475,638
Receivable for shares of Common Stock subscribed		103,041
		551,013,968
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		263,477
Payable for shares of Common Stock redeemed		561,446
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		188,797
Payable for futures variation margin—Note 4		107,848
Interest payable—Note 2		130
		1,121,698
Net Assets ($)		549,892,270
Composition of Net Assets ($):
Paid-in capital		556,221,521
Accumulated undistributed investment income—net		2,891,911
Accumulated net realized gain (loss) on investments		(54,907,139)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions (including $129,548 net unrealized appreciation on financial futures)		45,685,977
Net Assets ($)		549,892,270
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		36,924,938
Net Asset Value Per Share ($)		14.89

See notes to financial statements.

34

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $740,096 foreign taxes withheld at source):
Unaffiliated issuers	7,809,780
Affiliated issuers	5,833
Interest	1,245
Total Income	7,816,858
Expenses:
Management fee—Note 3(a)	935,321
Shareholder servicing costs—Note 3(b)	668,087
Directors’ fees—Note 3(a,c)	19,260
Loan commitment fees—Note 2	2,977
Interest expense—Note 2	130
Total Expenses	1,625,775
Less—Directors’ fees reimbursed by Dreyfus—Note 3(a)	(19,260)
Net Expenses	1,606,515
Investment Income—Net	6,210,343
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(6,977,409)
Net realized gain (loss) on financial futures	(536,483)
Net realized gain (loss) on forward foreign currency exchange contracts	(269,617)
Net Realized Gain (Loss)	(7,783,509)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(22,571,175)
Net unrealized appreciation (depreciation) on financial futures	14,288
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	425,291
Net Unrealized Appreciation (Depreciation)	(22,131,596)
Net Realized and Unrealized Gain (Loss) on Investments	(29,915,105)
Net (Decrease) in Net Assets Resulting from Operations	(23,704,762)

See notes to financial statements.

35

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations ($):
Investment income—net	6,210,343	12,436,904
Net realized gain (loss) on investments	(7,783,509)	(10,619,566)
Net unrealized appreciation (depreciation) on investments	(22,131,596)	(7,724,841)
Net Increase (Decrease) in Net Assets Resulting from Operations	(23,704,762)	(5,907,503)
Dividends to Shareholders from ($):
Investment income—net	(11,600,761)	(14,805,957)
Capital Stock Transactions ($):
Net proceeds from shares sold	110,492,273	249,531,941
Dividends reinvested	10,764,055	13,678,033
Cost of shares redeemed	(111,364,389)	(234,901,772)
Increase (Decrease) in Net Assets from Capital Stock Transactions	9,891,939	28,308,202
Total Increase (Decrease) in Net Assets	(25,413,584)	7,594,742
Net Assets ($):
Beginning of Period	575,305,854	567,711,112
End of Period	549,892,270	575,305,854
Undistributed investment income—net	2,891,911	8,282,329
Capital Share Transactions (Shares):
Shares sold	7,530,756	15,560,352
Shares issued for dividends reinvested	709,562	872,323
Shares redeemed	(7,595,571)	(14,466,003)
Net Increase (Decrease) in Shares Outstanding	644,747	1,966,672

See notes to financial statements.

36

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	15.86	16.54	17.12	13.96	13.79	14.84
Investment Operations:
Investment income—net[a]	.17	.35	.47	.35	.37	.38
Net realized and unrealized gain (loss) on investments	(.82)	(.60)	(.49)	3.20	.24	(1.10)
Total from Investment Operations	(.65)	(.25)	(.02)	3.55	.61	(.72)
Distributions:
Dividends from investment income—net	(.32)	(.43)	(.37)	(.39)	(.44)	(.33)
Dividends from net realized gain on investments	-	-	(.19)	-	-	-
Total Distributions	(.32)	(.43)	(.56)	(.39)	(.44)	(.33)
Net asset value, end of period	14.89	15.86	16.54	17.12	13.96	13.79
Total Return (%)	(4.14)[b]	(1.46)	(.13)	26.01	4.79	(5.03)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61[c]	.61	.61	.61	.61	.61
Ratio of net expenses to average net assets	.60[c]	.60	.60	.60	.60	.60
Ratio of net investment income to average net assets	2.32[c]	2.14	2.76	2.25	2.75	2.52
Portfolio Turnover Rate	2.56[b]	8.44	10.26	23.12	11.11	6.14
Net Assets, end of period ($ x 1,000)	549,892	575,306	567,711	572,605	455,018	491,377

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

37

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE®). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in

38

active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of

39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

40

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common Stocks†	1,143,957	536,021,185††	14	537,165,156
Equity Securities - Foreign Preferred Stocks†	-	2,798,408††	-	2,798,408
Mutual Funds	4,904,680	-	-	4,904,680
U.S. Treasury	-	694,862	-	694,862
Other Financial Instruments:
Financial Futures†††	134,489	-	-	134,489
Forward Foreign Currency Exchange Contracts†††	-	475,638	-	475,638
Liabilities ($)
Other Financial Instruments:
Financial Futures†††	(4,941)	-	-	(4,941)
Forward Foreign Currency Exchange Contracts†††	-	(188,797)	-	(188,797)

† See Statement of Investments for additional detailed categorizations.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

At October 31, 2015, no exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities— Foreign Common Stock ($)
Balance as of 10/31/2015	13
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	1
Purchases/Issuances	-
Sales/Dispositions	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 4/30/2016	14
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 4/30/2016	1

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign

41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2016 were as follows:

Affiliated Investment Company	Value 10/31/2015 ($)	Purchases ($)	Sales ($)	Value 4/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	4,211,240	46,286,720	45,593,280	4,904,680.9

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from

42

net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $12,957,726 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2015. These long-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2015 was as follows: ordinary income $14,805,957. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the

43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2016 was approximately $19,200 with a related weighted average annualized interest rate of 1.36%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund and extraordinary expenses. Dreyfus has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members and fees and expenses of independent counsel to the fund and to non-interested Board members. During the period ended April 30, 2016, fees reimbursed by Dreyfus amounted to $19,260.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at an annual rate of .25% of the value of the fund’s average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2016, the fund was charged $668,087 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $156,561 and Shareholder Services Plan fees $111,829, which are offset against an expense reimbursement currently in effect in the amount of $4,913.

44

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures and forward contracts, during the period ended April 30, 2016, amounted to $16,988,776 and $13,706,774, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2016 are set forth in the Statement of Financial Futures.

45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at April 30, 2016:

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases:
Bank of America
British Pound,
Expiring
6/15/2016	126,000	178,333	184,131	5,798
Japanese Yen,
Expiring
6/15/2016	13,385,000	118,243	125,966	7,723
Bank of Montreal
British Pound,
Expiring
6/15/2016	172,481	245,896	252,057	6,161
Japanese Yen,
Expiring
6/15/2016	13,620,000	124,652	128,177	3,525

46

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases: (continued)
BNP Paribas
Australian Dollar,
Expiring
6/15/2016	129,100	97,121	97,964	843
British Pound,
Expiring
6/15/2016	184,200	264,250	269,182	4,932
Euro,
Expiring
6/15/2016	330,600	368,164	379,116	10,952
Japanese Yen,
Expiring
6/15/2016	27,290,000	241,140	256,825	15,685
Citigroup
Australian Dollar,
Expiring
6/15/2016	385,800	287,212	292,754	5,542
British Pound,
Expiring
6/15/2016	736,200	1,049,309	1,075,852	26,543
Euro,
Expiring
6/15/2016	1,389,256	1,561,441	1,593,132	31,691
Credit Suisse International
British Pound,
Expiring
6/15/2016	202,830	288,567	296,407	7,840
Goldman Sachs International
Australian Dollar,
Expiring
6/15/2016	61,919	46,845	46,986	141
British Pound,
Expiring
6/15/2016	20,856	30,042	30,478	436
Japanese Yen,
Expiring
6/15/2016	36,052,138	319,831	339,285	19,454
HSBC
Australian Dollar,
Expiring
6/15/2016	298,914	222,655	226,823	4,168
British Pound,
Expiring
6/15/2016	321,722	457,825	470,151	12,326

47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases: (continued)
HSBC (continued)
Euro,
Expiring
6/15/2016	591,772	653,422	678,615	25,193
Japanese Yen,
Expiring
6/15/2016	203,524,275	1,817,894	1,915,358	97,464
JP Morgan Chase Bank
British Pound,
Expiring
6/15/2016	402,151	572,345	587,687	15,342
Royal Bank of Canada
Australian Dollar,
Expiring
6/15/2016	629,800	477,294	477,907	613
Euro,
Expiring
6/15/2016	1,792,103	2,004,927	2,055,097	50,170
Japanese Yen,
Expiring
6/15/2016	89,238,994	801,903	839,824	37,921
Standard Chartered Bank
Australian Dollar,
Expiring
6/15/2016	127,000	95,414	96,371	957
British Pound,
Expiring
6/15/2016	428,100	613,088	625,608	12,520
Euro,
Expiring
6/15/2016	479,400	540,694	549,753	9,059
Japanese Yen,
Expiring
6/15/2016	40,485,000	357,209	381,003	23,794
UBS
Australian Dollar,
Expiring
6/15/2016	298,913	222,651	226,822	4,171
British Pound,
Expiring
6/15/2016	121,200	172,296	177,117	4,821
Euro,
Expiring
6/15/2016	530,800	602,583	608,696	6,113

48

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases: (continued)
UBS (continued)
Japanese Yen,
Expiring
6/15/2016	41,660,854	371,263	392,068	20,805
Sales:
Bank of America
British Pound,
Expiring
6/15/2016	61,300	88,823	89,581	(758)
Euro,
Expiring
6/15/2016	239,100	265,229	274,188	(8,959)
Bank of Montreal
British Pound,
Expiring
6/15/2016	185,700	263,883	271,374	(7,491)
Danish Krone,
Expiring
5/2/2016	193,164	29,374	29,719	(345)
BNP Paribas
Australian Dollar,
Expiring
5/2/2016	204,886	156,146	155,786	360
Citigroup
Australian Dollar,
Expiring
6/15/2016	932,506	702,887	707,607	(4,720)
British Pound,
Expiring
6/15/2016	1,102,219	1,559,185	1,610,737	(51,552)
Euro,
Expiring
6/15/2016	2,444,053	2,786,185	2,802,722	(16,537)
Japanese Yen,
Expiring
6/15/2016	142,019,020	1,312,172	1,336,535	(24,363)
Credit Suisse International
Swiss Franc,
Expiring
5/2/2016	41,981	43,320	43,762	(442)
Goldman Sachs International
Euro,
Expiring
6/15/2016	61,002	68,855	69,954	(1,099)

49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
Goldman Sachs International (continued)
Japanese Yen,
Expiring
6/15/2016	32,258,330	289,800	303,582	(13,782)
HSBC
British Pound,
Expiring
6/15/2016	121,500	170,975	177,555	(6,580)
Japanese Yen,
Expiring
6/15/2016	54,475,000	486,097	512,662	(26,565)
Royal Bank of Canada
Australian Dollar,
Expiring
6/15/2016	129,500	100,843	98,268	2,575
British Pound,
Expiring
6/15/2016	189,500	274,010	276,927	(2,917)
Euro,
Expiring
6/15/2016	306,400	347,054	351,365	(4,311)
Japanese Yen,
Expiring
6/15/2016	26,850,000	244,138	252,684	(8,546)
Societe Generale
British Pound,
Expiring
5/3/2016	270,250	393,351	394,877	(1,526)
Euro,
Expiring
5/2/2016	39,572	44,793	45,312	(519)
Standard Chartered Bank
Japanese Yen,
Expiring
6/15/2016	25,360,000	230,877	238,662	(7,785)
Gross Unrealized Appreciation				475,638
Gross Unrealized Depreciation				(188,797)

50

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2016 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Equity risk	134,489	[1]	Equity risk	(4,941)	[1]
Foreign exchange risk	475,638	[2]	Foreign exchange risk	(188,797)	[2]
Gross fair value of derivative contracts	610,127			(193,738)

Statement of Assets and Liabilities location:

[1]

Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of Financial Futures, but only the unpaid variation margin is reported in the Statement of
Assets and Liabilities.

[2]	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2016 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Financial Futures	[1]	Forward Contracts	[2]	Total
Equity	(536,483)		-		(536,483)
Foreign Exchange	-		(269,617)		(269,617)
Total	(536,483)		(269,617)		(806,100)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Financial Futures	[3]	Forward Contracts	[4]	Total
Equity	14,288		-		14,288
Foreign Exchange	-		425,291		425,291
Total	14,288		425,291		439,579
Statement of Operations location:

[1]	Net realized gain (loss) on financial futures.
[2]	Net realized gain (loss) on forward foreign currency exchange contracts.
[3]	Net unrealized appreciation (depreciation) on financial futures.
[4]	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such

51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2016, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Financial futures	134,489	(4,941)
Forward contracts	475,638	(188,797)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	610,127	(193,738)
Derivatives not subject to
Master Agreements	(142,329)	5,383
Total gross amount of assets
and liabilities subject to
Master Agreements	467,798	(188,355)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2016:†

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Bank of America	13,521		(9,717)	-	3,804
Bank of Montreal	9,686		(7,836)	-	1,850
BNP Paribas	32,772		-	-	32,772
Citigroup	63,776		(63,776)	-	-
Goldman Sachs International	20,031		(14,881)	-	5,150
HSBC	139,151		(33,145)	-	106,006
JP Morgan Chase Bank	15,342		-	-	15,342
Royal Bank of Canada	91,279		(15,774)	-	75,505
Standard Chartered Bank	46,330		(7,785)	-	38,545
UBS	35,910		-	-	35,910
Total	467,798		(152,914)	-	314,884

52

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Bank of America	(9,717)		9,717	-	-
Bank of Montreal	(7,836)		7,836	-	-
Citigroup	(97,172)		63,776	-	(33,396)
Goldman Sachs International	(14,881)		14,881	-	-
HSBC	(33,145)		33,145	-	-
Royal Bank of Canada	(15,774)		15,774	-	-
Societe Generale	(2,045)		-	-	(2,045)
Standard Chartered Bank	(7,785)		7,785	-	-
Total	(188,355)		152,914	-	(35,441)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
† See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2016:

Average Market Value ($)
Equity financial futures	8,751,078
Forward contracts	7,100,225

At April 30, 2016, accumulated net unrealized appreciation on investments was $45,191,315, consisting of $113,609,902 gross unrealized appreciation and $68,418,587 gross unrealized depreciation.

At April 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

On May 17, 2016, the Board approved, effective on or about August 31, 2016, a proposal to commence offering Class I shares as a new class of shares of the fund, and the redesignation of existing shares as Investor shares.

53

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 17-18, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the

54

“Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above, at or below the Performance Group medians and at or below the Performance Universe medians for the periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and that the fund’s total expenses were below the Expense Group median and above the Expense Universe median.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus

55

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s relative performance.

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through

56

meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

57

For More Information

Dreyfus International Stock Index Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	DIISX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0079SA0416

Dreyfus S&P 500 Index Fund

SEMIANNUAL REPORT April 30, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R    M O R E    I N F O R M AT I O N

Back Cover

Dreyfus S&P 500 Index Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus S&P 500 Index Fund, covering the six-month period from November 1, 2015 through April 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery remained intact over the reporting period. Steady job growth, declining unemployment claims, improved consumer confidence, and higher housing prices supported an economic expansion that so far has lasted nearly seven years. These factors, along with low inflation, prompted the Federal Reserve Board in December 2015 to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to stagnate despite historically aggressive monetary policies, including negative short-term interest rates in Europe and Japan. Global growth has been hampered by weak demand, volatile commodity prices, the lingering effects of various financial crises, unfavorable demographic trends, and low productivity growth. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied strongly to post positive total returns, on average, for the reporting period overall.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist over the foreseeable future until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona

President

The Dreyfus Corporation

May 16, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2015 through April 30, 2016, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2016, Dreyfus S&P 500 Index Fund produced a total return of 0.16%.1 In comparison, the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500 Index”), the fund’s benchmark, returned 0.43% for the same period.2,3

U.S. equities posted roughly flat total returns, on average, over the reporting period amid shifting investor sentiment stemming from various global and domestic economic developments. The difference in returns between the fund and the S&P 500 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 500 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weightings. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks across 10 economic sectors. Each stock is weighted by its float-adjusted market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones.

The fund employed futures contracts during the reporting period in its efforts to replicate the returns of the S&P 500 Index.

Flat Market Returns Masked Heightened Volatility

U.S. stock prices proved volatile over the last two months of 2015 when investor sentiment vacillated between concerns about the global economy and optimism regarding job growth and other positive developments in the United States. In January 2016, disappointing economic data from China sparked renewed weakness in commodity prices, and investors again grew concerned about the potential impact of China’s economic troubles on the United States. Moreover, U.S. investors worried that a December 2015 increase in short-term interest rates might weigh on the domestic economic recovery, and Japan surprised investors by adopting negative short-term interest rates for the first time. Consequently, U.S. stocks declined particularly sharply in January.

The market’s slide continued into February, but strong U.S. economic data and better-than-expected corporate earnings helped trigger a rebound later in the month. The rally continued through March and, to a lesser extent, April after the Federal Reserve Board (the “Fed”) indicated that it would proceed cautiously with regard to additional 2016 rate hikes, commodity prices rebounded, and central banks in China and Europe adopted additional monetary easing programs. Investors responded to these developments with renewed confidence, enabling the S&P 500 Index to end the reporting period with a slightly positive total return.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Divergent Returns across Market Sectors

The various sectors that comprise the S&P 500 Index produced widely disparate returns over the reporting period. The consumer staples sector led the broader market, supported by strong investor demand for traditionally defensive companies with steady earnings and high dividend yields. Tobacco stocks fared particularly well in a consolidating industry that achieved higher sales in the emerging markets. Industrials stocks also fared relatively well, particularly over the reporting period’s second half when rising commodity prices appeared likely to drive greater demand from the energy sector for industrial products and services. A weakening U.S. dollar against most foreign currencies also proved beneficial to industrial companies as investors looked forward to more robust export activity. Finally, the utilities sector benefited from investors’ preference for companies with stable earnings and attractive dividend payouts.

On the other hand, health care stocks lost significant value, on average, giving back a portion of the gains achieved earlier in 2015. The industry group was hurt during the reporting period by intensifying political rhetoric regarding high drug prices, efforts by insurance companies to control reimbursement rates, and U.S. regulatory changes that put a damper on mergers-and-acquisitions activity. In the financials sector, sluggish global growth and low interest-rates weighed on bank stocks. Investors grew concerned that the Fed’s deferral of U.S. interest rate hikes and negative rates in Japan and Europe would put downward pressure on banks’ profit margins. Moreover, distressed loans to troubled oil-and-gas companies threatened future lending volumes and earnings. Finally, the information technology sector lost value when large U.S. technology companies encountered softer revenues in the emerging markets and consumer electronics giant Apple reported lower revenues stemming from declining smartphone sales.

Replicating the Performance of the S&P 500 Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the U.S. economic recovery appears to remain on track, commodity prices have stabilized, and aggressively accommodative monetary policies remain at work in international markets. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

May 16, 2016

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

¹ Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

² SOURCE: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

³ “Standard & Poor’s®,” “S&P®,” “Standard & Poor’s® 500,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC, and have been licensed for use on behalf of the fund. The fund is not sponsored, managed, advised, sold, or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus S&P 500 Index Fund from November 1, 2015 to April 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2016

Expenses paid per $1,000†	$2.49
Ending value (after expenses)	$1,001.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2016

Expenses paid per $1,000†	$2.51
Ending value (after expenses)	$1,022.38

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2016 (Unaudited)

Common Stocks - 99.5%	Shares		Value ($)
Automobiles & Components - .9%
BorgWarner	31,363		1,126,559
Delphi Automotive	40,183		2,958,674
Ford Motor	554,893		7,524,349
General Motors	202,481		6,438,896
Goodyear Tire & Rubber	36,796		1,065,980
Harley-Davidson	27,194		1,300,689
Johnson Controls	91,671		3,795,179
			24,210,326
Banks - 5.6%
Bank of America	1,472,783		21,443,720
BB&T	110,527		3,910,445
Citigroup	419,701		19,423,762
Citizens Financial Group	74,642		1,705,570
Comerica	25,822		1,146,497
Fifth Third Bancorp	114,737		2,100,834
Huntington Bancshares	111,716		1,123,863
JPMorgan Chase & Co.	522,430		33,017,576
KeyCorp	121,665		1,495,263
M&T Bank	22,728		2,689,177
People's United Financial	41,000	[a]	635,500
PNC Financial Services Group	72,312		6,347,547
Regions Financial	191,223		1,793,672
SunTrust Banks	73,317		3,060,252
U.S. Bancorp	233,259		9,957,827
Wells Fargo & Co.	657,363		32,855,003
Zions Bancorporation	27,228		749,315
			143,455,823
Capital Goods - 7.3%
3M	86,147		14,419,285
Allegion	14,040		918,918
AMETEK	34,006		1,635,349
Boeing	89,239		12,029,417
Caterpillar	82,551		6,415,864
Cummins	23,571		2,758,514
Danaher	85,085		8,231,974
Deere & Co.	42,667	[a]	3,588,721
Dover	23,040		1,513,728

6

Common Stocks - 99.5% (continued)	Shares		Value ($)
Capital Goods - 7.3% (continued)
Eaton	65,033		4,114,638
Emerson Electric	91,579		5,002,961
Fastenal	40,718	[a]	1,905,195
Flowserve	18,334	[a]	894,883
Fluor	21,174		1,157,371
General Dynamics	42,119		5,918,562
General Electric	1,328,332		40,846,209
Honeywell International	109,471		12,509,251
Illinois Tool Works	47,209		4,934,285
Ingersoll-Rand	36,600		2,398,764
Jacobs Engineering Group	17,187	[b]	766,196
L-3 Communications Holdings	11,104		1,460,509
Lockheed Martin	37,423		8,696,357
Masco	47,682		1,464,314
Northrop Grumman	25,859		5,333,677
PACCAR	50,770		2,990,861
Parker Hannifin	19,382		2,248,700
Pentair	25,814		1,499,277
Quanta Services	22,868	[b]	542,429
Raytheon	42,566		5,378,214
Rockwell Automation	18,832		2,136,867
Rockwell Collins	18,273		1,611,496
Roper Technologies	14,225		2,504,880
Snap-on	8,204		1,306,733
Stanley Black & Decker	21,242		2,377,405
Textron	40,305		1,558,997
United Rentals	13,155	[b]	880,464
United Technologies	110,082		11,489,258
W.W. Grainger	8,435	[a]	1,978,176
Xylem	24,164		1,009,572
			188,428,271
Commercial & Professional Services - .9%
ADT	23,096		969,570
Cintas	12,593		1,130,600
Dun & Bradstreet	4,654		513,848
Equifax	16,854		2,026,693
Nielsen Holdings	52,965		2,761,595
Pitney Bowes	30,789		645,645
Republic Services	34,684		1,632,576

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.5% (continued)	Shares		Value ($)
Commercial & Professional Services - .9% (continued)
Robert Half International	18,264		699,694
S&P Global	37,786		4,037,434
Stericycle	11,755	[a,b]	1,123,308
Tyco International	59,716		2,300,260
Verisk Analytics	21,801	[b]	1,691,322
Waste Management	59,892		3,521,051
			23,053,596
Consumer Durables & Apparel - 1.5%
Coach	39,210		1,578,987
D.R. Horton	44,590		1,340,375
Garmin	17,809		759,198
Hanesbrands	57,159		1,659,326
Harman International Industries	9,741		747,719
Hasbro	15,441		1,306,926
Leggett & Platt	19,450		958,691
Lennar, Cl. A	25,998		1,177,969
Mattel	47,399		1,473,635
Michael Kors Holdings	25,574	[b]	1,321,153
Mohawk Industries	8,965	[b]	1,726,928
Newell Rubbermaid	62,038		2,825,211
NIKE, Cl. B	190,836		11,247,874
PulteGroup	47,830		879,594
PVH	11,282		1,078,559
Ralph Lauren	8,323		775,787
Under Armour, Cl. A	25,244	[a,b]	1,109,221
Under Armour, Cl. C	25,244	[b]	1,029,955
VF	47,270		2,980,373
Whirlpool	11,288		1,965,692
			37,943,173
Consumer Services - 1.8%
Carnival	65,060		3,191,193
Chipotle Mexican Grill	4,432	[a,b]	1,865,739
Darden Restaurants	16,063		999,922
H&R Block	33,627		680,610
Marriott International, Cl. A	28,132	[a]	1,971,772
McDonald's	128,378		16,238,533
Royal Caribbean Cruises	23,435		1,813,869
Starbucks	210,185		11,818,703
Starwood Hotels & Resorts Worldwide	23,832	[c]	1,951,364

8

Common Stocks - 99.5% (continued)	Shares		Value ($)
Consumer Services - 1.8% (continued)
Wyndham Worldwide	16,040	[a]	1,138,038
Wynn Resorts	12,008		1,060,306
Yum! Brands	58,223		4,632,222
			47,362,271
Diversified Financials - 4.7%
Affiliated Managers Group	7,657	[b]	1,304,140
American Express	116,682		7,634,503
Ameriprise Financial	24,076		2,308,888
Bank of New York Mellon	153,190		6,164,366
Berkshire Hathaway, Cl. B	266,678	[b]	38,796,315
BlackRock	17,966		6,401,825
Capital One Financial	75,452		5,461,970
Charles Schwab	168,162		4,777,482
CME Group	47,399		4,356,442
Discover Financial Services	59,024		3,321,280
E*TRADE Financial	39,800	[b]	1,002,164
Franklin Resources	55,318		2,065,574
Goldman Sachs Group	56,255		9,232,008
Intercontinental Exchange	16,814		4,035,864
Invesco	59,909		1,857,778
Legg Mason	15,365		493,370
Leucadia National	46,781		780,307
Moody's	24,548		2,349,735
Morgan Stanley	214,441		5,802,773
Nasdaq	15,939		983,596
Navient	53,040		725,057
Northern Trust	30,704		2,182,440
State Street	57,414		3,576,892
Synchrony Financial	117,156	[b]	3,581,459
T. Rowe Price Group	35,643		2,683,561
			121,879,789
Energy - 7.3%
Anadarko Petroleum	71,591		3,777,141
Apache	52,302		2,845,229
Baker Hughes	61,988		2,997,740
Cabot Oil & Gas	65,114		1,523,668
Chesapeake Energy	71,022	[a,b]	487,921
Chevron	268,042		27,388,532
Cimarex Energy	12,815		1,395,297

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.5% (continued)	Shares		Value ($)
Energy - 7.3% (continued)
Columbia Pipeline Group	54,263		1,390,218
Concho Resources	18,283	[b]	2,123,936
ConocoPhillips	175,946		8,408,459
Devon Energy	72,460		2,512,913
Diamond Offshore Drilling	7,841		190,223
EOG Resources	77,838		6,430,976
EQT	22,709		1,591,901
Exxon Mobil	591,111		52,254,212
FMC Technologies	34,131	[b]	1,040,654
Halliburton	121,004		4,998,675
Helmerich & Payne	16,059	[a]	1,061,821
Hess	37,663		2,245,468
Kinder Morgan	258,649		4,593,606
Marathon Oil	119,824		1,688,320
Marathon Petroleum	76,694		2,997,202
Murphy Oil	22,475	[a]	803,257
National Oilwell Varco	55,701	[a]	2,007,464
Newfield Exploration	28,152	[b]	1,020,510
Noble Energy	59,628		2,153,167
Occidental Petroleum	108,298		8,301,042
ONEOK	30,861	[a]	1,115,625
Phillips 66	67,586	[a]	5,549,486
Pioneer Natural Resources	23,216		3,856,178
Range Resources	24,652	[a]	1,087,400
Schlumberger	197,075		15,833,005
Southwestern Energy	54,689	[b]	734,473
Spectra Energy	96,202		3,008,237
Tesoro	17,538		1,397,603
Transocean	50,522	[a]	559,784
Valero Energy	68,293		4,020,409
Williams	94,467		1,831,715
			187,223,467
Food & Staples Retailing - 2.3%
Costco Wholesale	62,590		9,271,457
CVS Health	156,851		15,763,525
Kroger	138,753		4,910,469
Sysco	74,538		3,433,966
Walgreens Boots Alliance	123,271		9,772,925
Wal-Mart Stores	223,308		14,932,606

10

Common Stocks - 99.5% (continued)	Shares		Value ($)
Food & Staples Retailing - 2.3% (continued)
Whole Foods Market	46,287	[a]	1,346,026
			59,430,974
Food, Beverage & Tobacco - 5.8%
Altria Group	277,505		17,402,339
Archer-Daniels-Midland	86,551		3,456,847
Brown-Forman, Cl. B	15,100		1,454,432
Campbell Soup	25,583	[a]	1,578,727
Coca-Cola	553,987		24,818,618
Coca-Cola Enterprises	29,578		1,552,253
ConAgra Foods	61,775		2,752,694
Constellation Brands, Cl. A	25,027		3,905,714
Dr. Pepper Snapple Group	26,690		2,426,388
General Mills	84,535		5,185,377
Hershey	21,237		1,977,377
Hormel Foods	38,446		1,482,093
J.M. Smucker	16,830		2,137,073
Kellogg	36,037		2,768,002
Kraft Heinz	84,094		6,565,219
McCormick & Co.	16,359		1,534,147
Mead Johnson Nutrition	26,578		2,316,273
Molson Coors Brewing, Cl. B	25,693		2,457,022
Mondelez International, Cl. A	225,207		9,674,893
Monster Beverage	21,372	[b]	3,082,270
PepsiCo	205,774		21,186,491
Philip Morris International	220,531		21,638,502
Reynolds American	117,033		5,804,837
Tyson Foods, Cl. A	42,796		2,816,833
			149,974,421
Health Care Equipment & Services - 5.1%
Abbott Laboratories	211,051		8,209,884
Aetna	49,754		5,585,882
AmerisourceBergen	27,772		2,363,397
Anthem	36,810		5,181,744
Baxter International	76,566		3,385,749
Becton Dickinson & Co.	29,794		4,804,580
Boston Scientific	191,874	[b]	4,205,878
C.R. Bard	10,260		2,176,864
Cardinal Health	46,696		3,663,768
Centene	24,197	[b]	1,499,246

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.5% (continued)	Shares		Value ($)
Health Care Equipment & Services - 5.1% (continued)
Cerner	42,485	[b]	2,385,108
Cigna	36,106		5,002,125
DaVita HealthCare Partners	23,676	[b]	1,749,656
Dentsply Sirona	34,149		2,035,280
Edwards Lifesciences	29,723	[b]	3,156,880
Express Scripts Holding	91,983	[b]	6,781,907
HCA Holdings	43,537	[b]	3,509,953
Henry Schein	11,905	[b]	2,008,374
Hologic	35,136	[b]	1,180,218
Humana	20,847		3,691,378
Intuitive Surgical	5,226	[b]	3,273,357
Laboratory Corporation of America Holdings	14,147	[b]	1,772,902
McKesson	32,344		5,427,970
Medtronic	199,721		15,807,917
Patterson	10,983		476,113
Quest Diagnostics	20,733		1,558,500
St. Jude Medical	39,842		3,035,960
Stryker	44,407		4,840,807
UnitedHealth Group	134,857		17,757,970
Universal Health Services, Cl. B	12,998		1,737,573
Varian Medical Systems	14,697	[a,b]	1,193,102
Zimmer Biomet Holdings	25,461		2,947,620
			132,407,662
Household & Personal Products - 2.1%
Church & Dwight	18,570		1,721,439
Clorox	18,682		2,339,547
Colgate-Palmolive	126,390		8,963,579
Estee Lauder, Cl. A	31,807		3,049,337
Kimberly-Clark	51,458		6,442,027
Procter & Gamble	377,732		30,263,888
			52,779,817
Insurance - 2.6%
Aflac	60,969		4,205,032
Allstate	54,966		3,575,538
American International Group	162,784		9,086,603
Aon	38,855		4,084,438
Assurant	9,075		767,473
Chubb	65,145		7,677,990
Cincinnati Financial	20,863		1,377,167

12

Common Stocks - 99.5% (continued)	Shares		Value ($)
Insurance - 2.6% (continued)
Hartford Financial Services Group	56,505		2,507,692
Lincoln National	34,346		1,492,334
Loews	38,186		1,515,220
Marsh & McLennan Cos.	74,646		4,713,895
MetLife	155,998		7,035,510
Principal Financial Group	37,774		1,612,194
Progressive	82,228		2,680,633
Prudential Financial	63,219		4,908,323
Torchmark	17,186		994,898
Travelers	42,026		4,618,657
Unum Group	34,029		1,164,132
Willis Towers Watson	19,466		2,431,303
XL Group	43,524		1,424,541
			67,873,573
Materials - 2.9%
Air Products & Chemicals	27,116		3,955,953
Airgas	9,196		1,309,878
Alcoa	184,239		2,057,950
Avery Dennison	12,864		934,055
Ball	20,186		1,440,877
CF Industries Holdings	33,739		1,115,749
Dow Chemical	159,431		8,387,665
E.I. du Pont de Nemours & Co.	124,239		8,188,592
Eastman Chemical	21,615		1,650,954
Ecolab	37,371		4,296,918
FMC	20,049		867,320
Freeport-McMoRan	178,033	[a]	2,492,462
International Flavors & Fragrances	11,513		1,375,458
International Paper	59,585		2,578,243
LyondellBasell Industries, Cl. A	49,253		4,071,746
Martin Marietta Materials	9,412		1,592,793
Monsanto	61,902		5,798,979
Mosaic	50,150	[a]	1,403,699
Newmont Mining	75,244		2,631,283
Nucor	44,228		2,201,670
Owens-Illinois	24,720	[b]	456,331
PPG Industries	38,806		4,283,794
Praxair	40,192		4,720,952
Sealed Air	28,605		1,354,733

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.5% (continued)	Shares		Value ($)
Materials - 2.9% (continued)
Sherwin-Williams	11,125		3,196,324
Vulcan Materials	18,324		1,972,212
WestRock	37,264		1,559,498
			75,896,088
Media - 3.2%
Cablevision Systems, Cl. A	31,208		1,042,035
CBS, Cl. B	60,102		3,360,303
Comcast, Cl. A	345,993		21,022,535
Discovery Communications, Cl. A	22,533	[b]	615,376
Discovery Communications, Cl. C	37,090	[b]	993,270
Interpublic Group of Companies	56,352		1,292,715
News Corp., Cl. A	53,892		669,339
News Corp., Cl. B	14,675		190,188
Omnicom Group	33,847		2,808,286
Scripps Networks Interactive, Cl. A	12,887	[a]	803,504
TEGNA	33,379		779,733
Time Warner	113,308		8,513,963
Time Warner Cable	40,063		8,497,763
Twenty-First Century Fox, Cl. A	159,484		4,825,986
Twenty-First Century Fox, Cl. B	60,658		1,827,019
Viacom, Cl. B	50,262		2,055,716
Walt Disney	213,706		22,067,282
			81,365,013
Pharmaceuticals, Biotechnology & Life Sciences - 9.4%
AbbVie	229,399		13,993,339
Agilent Technologies	46,091		1,886,044
Alexion Pharmaceuticals	31,861	[b]	4,437,600
Allergan	56,178	[b]	12,165,908
Amgen	106,553		16,867,340
Baxalta	96,950		4,067,052
Biogen	31,368	[b]	8,625,886
Bristol-Myers Squibb	237,625		17,151,772
Celgene	111,121	[b]	11,491,023
Eli Lilly & Co.	138,107		10,431,222
Endo International	28,768	[b]	776,736
Gilead Sciences	194,557		17,161,873
Illumina	20,919	[b]	2,823,856
Johnson & Johnson	392,773		44,021,998
Mallinckrodt	16,196	[b]	1,012,574

14

Common Stocks - 99.5% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 9.4% (continued)
Merck & Co.	396,174		21,726,182
Mylan	57,892	[b]	2,414,675
PerkinElmer	16,213		817,459
Perrigo	20,853		2,015,860
Pfizer	861,189		28,169,492
Regeneron Pharmaceuticals	11,111	[b]	4,185,625
Thermo Fisher Scientific	56,457		8,143,922
Vertex Pharmaceuticals	34,737	[b]	2,929,719
Waters	11,614	[b]	1,511,678
Zoetis	64,699		3,042,794
			241,871,629
Real Estate - 2.9%
American Tower	59,600	[c]	6,250,848
Apartment Investment & Management, Cl. A	20,739	[c]	830,804
AvalonBay Communities	19,317	[c]	3,415,052
Boston Properties	21,872	[c]	2,818,426
CBRE Group, Cl. A	40,778	[b,c]	1,208,252
Crown Castle International	47,020	[c]	4,085,098
Equinix	9,703	[c]	3,205,386
Equity Residential	51,077	[c]	3,476,811
Essex Property Trust	9,282	[c]	2,046,217
Extra Space Storage	17,477	[c]	1,484,671
Federal Realty Investment Trust	9,832	[c]	1,495,251
General Growth Properties	82,391	[c]	2,309,420
HCP	64,376	[a,c]	2,177,840
Host Hotels & Resorts	108,113	[c]	1,710,348
Iron Mountain	26,769	[c]	977,872
Kimco Realty	56,336	[c]	1,584,168
Macerich	18,971	[c]	1,443,314
Prologis	72,785	[c]	3,305,167
Public Storage	20,799	[c]	5,091,803
Realty Income	35,024	[a,c]	2,073,421
Simon Property Group	44,039	[c]	8,859,326
SL Green Realty	14,041	[c]	1,475,428
UDR	37,072	[c]	1,294,554
Ventas	47,084	[c]	2,924,858
Vornado Realty Trust	24,376	[c]	2,333,514
Welltower	49,713	[c]	3,451,076

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.5% (continued)	Shares		Value ($)
Real Estate - 2.9% (continued)
Weyerhaeuser	113,246	[c]	3,637,462
			74,966,387
Retailing - 5.5%
Advance Auto Parts	10,463		1,633,274
Amazon.com	54,953	[b]	36,246,449
AutoNation	10,148	[b]	513,996
AutoZone	4,302	[b]	3,292,019
Bed Bath & Beyond	24,618		1,162,462
Best Buy	40,164		1,288,461
CarMax	27,901	[a,b]	1,477,358
Dollar General	41,319		3,384,439
Dollar Tree	33,134	[b]	2,641,111
Expedia	16,468		1,906,500
Foot Locker	19,536	[a]	1,200,292
Gap	33,595	[a]	778,732
Genuine Parts	21,804		2,092,530
Home Depot	180,470		24,163,128
Kohl's	28,599		1,266,936
L Brands	36,090		2,825,486
Lowe's	130,247		9,901,377
Macy's	44,221		1,750,709
Netflix	60,926	[a,b]	5,485,168
Nordstrom	18,307	[a]	936,037
O'Reilly Automotive	14,065	[b]	3,694,594
Priceline Group	7,055	[b]	9,479,521
Ross Stores	57,441		3,261,500
Signet Jewelers	11,419		1,239,647
Staples	87,824		895,805
Target	85,758		6,817,761
The TJX Companies	94,920		7,196,834
Tiffany & Co.	15,392	[a]	1,098,219
Tractor Supply	19,621		1,857,324
TripAdvisor	16,426	[a,b]	1,060,955
Ulta Salon Cosmetics & Fragrance	9,066	[b]	1,888,266
Urban Outfitters	14,384	[b]	436,123
			142,873,013
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices	44,792		2,522,685
Applied Materials	163,238		3,341,482

16

Common Stocks - 99.5% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 2.6% (continued)
Broadcom	52,828		7,699,681
First Solar	10,696	[b]	597,265
Intel	672,408		20,360,514
KLA-Tencor	22,193		1,552,178
Lam Research	21,998		1,680,647
Linear Technology	33,512		1,490,614
Microchip Technology	28,786	[a]	1,398,712
Micron Technology	151,647	[b]	1,630,205
NVIDIA	72,727	[a]	2,583,990
Qorvo	18,436	[b]	830,173
QUALCOMM	213,304		10,776,118
Skyworks Solutions	27,062		1,808,283
Texas Instruments	144,524		8,243,649
Xilinx	37,072		1,597,062
			68,113,258
Software & Services - 12.0%
Accenture, Cl. A	89,371		10,091,773
Activision Blizzard	70,971		2,446,370
Adobe Systems	70,925	[b]	6,682,553
Akamai Technologies	25,762	[b]	1,313,604
Alliance Data Systems	8,598	[b]	1,748,059
Alphabet, Cl. A	41,644	[b]	29,478,955
Alphabet, Cl. C	42,297	[b]	29,312,244
Autodesk	33,001	[b]	1,974,120
Automatic Data Processing	65,568		5,798,834
CA	43,896		1,301,955
Citrix Systems	22,204	[b]	1,817,175
Cognizant Technology Solutions, Cl. A	85,990	[b]	5,019,236
CSRA	18,964		492,305
eBay	156,915	[b]	3,833,433
Electronic Arts	43,672	[b]	2,701,113
Facebook, Cl. A	326,622	[b]	38,404,215
Fidelity National Information Services	39,379		2,591,138
Fiserv	31,765	[b]	3,104,076
Global Payments	21,931		1,582,980
International Business Machines	125,856		18,367,425
Intuit	36,575		3,690,052
MasterCard, Cl. A	140,292		13,606,921
Microsoft	1,125,960		56,151,625

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.5% (continued)	Shares		Value ($)
Software & Services - 12.0% (continued)
Oracle	448,623		17,882,113
Paychex	45,698		2,381,780
PayPal Holdings	156,881		6,146,598
Red Hat	26,177	[b]	1,920,606
salesforce.com	89,754	[b]	6,803,353
Symantec	94,068		1,565,762
Teradata	20,478	[b]	518,093
Total System Services	22,304		1,140,627
VeriSign	13,909	[a,b]	1,201,738
Visa, Cl. A	273,229		21,104,208
Western Union	73,127		1,462,540
Xerox	141,939		1,362,614
Yahoo!	123,968	[b]	4,537,229
			309,537,422
Technology Hardware & Equipment - 5.0%
Amphenol, Cl. A	44,062		2,459,981
Apple	789,272		73,986,357
Cisco Systems	718,445		19,750,053
Corning	158,599		2,961,043
EMC	277,116		7,235,499
F5 Networks	9,809	[b]	1,027,493
FLIR Systems	19,484		588,612
Harris	17,447		1,395,934
Hewlett Packard Enterprise	244,563		4,074,420
HP	245,968		3,018,027
Juniper Networks	47,853		1,119,760
Motorola Solutions	22,542		1,694,933
NetApp	43,175		1,020,657
SanDisk	28,879		2,169,679
Seagate Technology	42,547	[a]	926,248
TE Connectivity	52,700		3,134,596
Western Digital	32,345		1,321,778
			127,885,070
Telecommunication Services - 2.7%
AT&T	875,555		33,989,045
CenturyLink	77,485		2,398,161
Frontier Communications	163,938	[a]	911,495
Level 3 Communications	40,853	[b]	2,134,978

18

Common Stocks - 99.5% (continued)	Shares		Value ($)
Telecommunication Services - 2.7% (continued)
Verizon Communications	579,856		29,537,865
			68,971,544
Transportation - 2.1%
American Airlines Group	85,895		2,979,698
CH Robinson Worldwide	19,960	[a]	1,416,561
CSX	137,176		3,740,790
Delta Air Lines	112,039		4,668,665
Expeditors International of Washington	26,893		1,334,162
FedEx	36,808		6,077,369
J.B. Hunt Transport Services	13,168		1,091,364
Kansas City Southern	16,034		1,519,222
Norfolk Southern	42,441		3,824,359
Ryder System	7,365		507,596
Southwest Airlines	90,872		4,053,800
Union Pacific	121,048		10,559,017
United Continental Holdings	51,232	[b]	2,346,938
United Parcel Service, Cl. B	98,230		10,321,026
			54,440,567
Utilities - 3.3%
AES	97,255		1,085,366
AGL Resources	16,971		1,117,710
Ameren	34,644		1,662,912
American Electric Power	69,882		4,437,507
American Water Works	25,412		1,848,977
CenterPoint Energy	58,323		1,251,028
CMS Energy	39,432		1,604,094
Consolidated Edison	40,873		3,049,126
Dominion Resources	84,200		6,017,774
DTE Energy	25,679		2,289,540
Duke Energy	97,333		7,667,894
Edison International	46,598		3,294,945
Entergy	24,859		1,868,900
Eversource Energy	44,012		2,484,037
Exelon	129,562		4,546,331
FirstEnergy	59,733		1,946,698
NextEra Energy	65,556		7,708,074
NiSource	46,527		1,056,628
NRG Energy	49,312		744,611
PG&E	70,135		4,081,857

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.5% (continued)	Shares		Value ($)
Utilities - 3.3% (continued)
Pinnacle West Capital	16,252		1,180,708
PPL	95,896		3,609,525
Public Service Enterprise Group	71,023		3,276,291
SCANA	19,185		1,317,818
Sempra Energy	33,225		3,433,804
Southern	128,572		6,441,457
TECO Energy	33,385		927,101
WEC Energy Group	43,614		2,538,771
Xcel Energy	72,227		2,891,247
			85,380,731
Total Common Stocks (cost $987,287,814)			2,567,323,885
Short-Term Investments - .0%	Principal Amount ($)		Value ($)
U.S. Treasury Bills
0.26%, 6/23/16 (cost $1,004,608)	1,005,000	[d]	1,004,800
Other Investment - .6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $14,241,801)	14,241,801	[e]	14,241,801
Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund (cost $11,573,064)	11,573,064	[e]	11,573,064
Total Investments (cost $1,014,107,287)	100.5%		2,594,143,550
Liabilities, Less Cash and Receivables	(.5%)		(12,638,257)
Net Assets	100.0%		2,581,505,293

a Security, or portion thereof, on loan. At April 30, 2016, the value of the fund’s securities on loan was $51,030,475 and the value of the collateral held by the fund was $53,160,038, consisting of cash collateral of $11,573,064 and U.S. Government & Agency securities valued at $41,586,974.

b Non-income producing security.

c Investment in real estate investment trust.

d Held by or on behalf of a counterparty for open financial futures contracts.

e Investment in affiliated money market mutual fund.

20

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	12.0
Pharmaceuticals, Biotechnology & Life Sciences	9.4
Capital Goods	7.3
Energy	7.3
Food, Beverage & Tobacco	5.8
Banks	5.6
Retailing	5.5
Health Care Equipment & Services	5.1
Technology Hardware & Equipment	5.0
Diversified Financials	4.7
Utilities	3.3
Media	3.2
Materials	2.9
Real Estate	2.9
Telecommunication Services	2.7
Insurance	2.6
Semiconductors & Semiconductor Equipment	2.6
Food & Staples Retailing	2.3
Household & Personal Products	2.1
Transportation	2.1
Consumer Services	1.8
Consumer Durables & Apparel	1.5
Short-Term/Money Market Investments	1.0
Automobiles & Components	.9
Commercial & Professional Services	.9
100.5

† Based on net assets.

See notes to financial statements.

21

STATEMENT OF FINANCIAL FUTURES

April 30, 2016 (Unaudited)

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized (Depreciation) at 04/30/2016 ($)

Financial Futures Long
Standard & Poor's 500 E-mini	177	18,223,035	June 2016	(161,078)
Gross Unrealized Depreciation				(161,078)

See notes to financial statements.

22

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $51,030,475)—Note 1(b):
Unaffiliated issuers	988,292,422	2,568,328,685
Affiliated issuers	25,814,865	25,814,865
Cash		2,282,860
Dividends, interest and securities lending income receivable		2,720,287
Receivable for shares of Common Stock subscribed		240,006
Other assets		26,588
		2,599,413,291
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		1,052,422
Liability for securities on loan—Note 1(b)		11,573,064
Payable for shares of Common Stock redeemed		5,154,265
Payable for futures variation margin—Note 4		124,547
Accrued expenses		3,700
		17,907,998
Net Assets ($)		2,581,505,293
Composition of Net Assets ($):
Paid-in capital		943,895,133
Accumulated undistributed investment income—net		14,074,136
Accumulated net realized gain (loss) on investments		43,660,839
Accumulated net unrealized appreciation (depreciation) on investments [including ($161,078) net unrealized (depreciation) on financial futures]		1,579,875,185
Net Assets ($)		2,581,505,293
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		52,491,633
Net Asset Value Per Share ($)		49.18

See notes to financial statements.

23

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	29,451,259
Affiliated issuers	22,325
Income from securities lending—Note 1(b)	90,853
Interest	1,414
Total Income	29,565,851
Expenses:
Management fee—Note 3(a)	3,213,640
Shareholder servicing costs—Note 3(b)	3,213,640
Directors’ fees—Note 3(a,c)	101,512
Loan commitment fees—Note 2	14,214
Interest expense—Note 2	926
Total Expenses	6,543,932
Less—Directors’ fees reimbursed by Dreyfus—Note 3(a)	(101,512)
Net Expenses	6,442,420
Investment Income—Net	23,123,431
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	85,729,766
Net realized gain (loss) on financial futures	755,357
Net Realized Gain (Loss)	86,485,123
Net unrealized appreciation (depreciation) on investments	(107,717,045)
Net unrealized appreciation (depreciation) on financial futures	(1,196,175)
Net Unrealized Appreciation (Depreciation)	(108,913,220)
Net Realized and Unrealized Gain (Loss) on Investments	(22,428,097)
Net Increase in Net Assets Resulting from Operations	695,334

See notes to financial statements.

24

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations ($):
Investment income—net	23,123,431	45,279,230
Net realized gain (loss) on investments	86,485,123	152,272,913
Net unrealized appreciation (depreciation) on investments	(108,913,220)	(67,275,719)
Net Increase (Decrease) in Net Assets Resulting from Operations	695,334	130,276,424
Dividends to Shareholders from ($):
Investment income—net	(44,703,246)	(43,803,479)
Net realized gain on investments	(150,091,267)	(147,186,971)
Total Dividends	(194,794,513)	(190,990,450)
Capital Stock Transactions ($):
Net proceeds from shares sold	260,747,846	635,872,552
Dividends reinvested	191,697,401	187,893,229
Cost of shares redeemed	(448,075,587)	(885,887,538)
Increase (Decrease) in Net Assets from Capital Stock Transactions	4,369,660	(62,121,757)
Total Increase (Decrease) in Net Assets	(189,729,519)	(122,835,783)
Net Assets ($):
Beginning of Period	2,771,234,812	2,894,070,595
End of Period	2,581,505,293	2,771,234,812
Undistributed investment income—net	14,074,136	35,653,951
Capital Share Transactions (Shares):
Shares sold	5,370,511	12,149,383
Shares issued for dividends reinvested	3,891,692	3,579,559
Shares redeemed	(9,172,588)	(16,924,957)
Net Increase (Decrease) in Shares Outstanding	89,615	(1,196,015)

See notes to financial statements.

25

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2016		Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	52.88	54.00	47.94	39.13	34.90	33.62
Investment Operations:
Investment income—net[a]	.44	.83	.77	.75	.63	.55
Net realized and unrealized gain (loss) on investments	(.35)	1.68	7.05	9.32	4.38	2.00
Total from Investment Operations	.09	2.51	7.82	10.07	5.01	2.55
Distributions:
Dividends from investment income—net	(.87)	(.83)	(.74)	(.71)	(.56)	(.51)
Dividends from net realized gain on investments	(2.92)	(2.80)	(1.02)	(.55)	(.22)	(.76)
Total Distributions	(3.79)	(3.63)	(1.76)	(1.26)	(.78)	(1.27)
Net asset value, end of period	49.18	52.88	54.00	47.94	39.13	34.90
Total Return (%)	.16[b]	4.70	16.71	26.56	14.67	7.61
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51[c]	.51	.51	.51	.51	.51
Ratio of net expenses to average net assets	.50[c]	.50	.50	.50	.50	.50
Ratio of net investment income to average net assets	1.80[c]	1.59	1.54	1.75	1.71	1.55
Portfolio Turnover Rate	2.14[b]	3.72	3.56	2.92	3.20	3.38
Net Assets, end of period ($ x 1,000)	2,581,505	2,771,235	2,894,071	2,755,400	2,326,901	2,230,524

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

26

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus S&P 500 Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the Standard & Poor’s® 500 Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

28

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Domestic Common Stocks†	2,554,072,317	-	-	2,554,072,317
Equity Securities—Foreign Common Stocks†	13,251,568	-	-	13,251,568
Mutual Funds	25,814,865	-	-	25,814,865
U.S. Treasury	-	1,004,800	-	1,004,800
Other Financial Instruments:
Financial Futures††	(161,078)	-	-	(161,078)

†  See Statement of Investments for additional detailed categorizations.

††  Amount shown represents unrealized depreciation at period end.

At April 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the

30

borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2016, The Bank of New York Mellon earned $24,232 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2016 were as follows:

Affiliated Investment Company	Value 10/31/2015 ($)	Purchases ($)	Sales ($)	Value 4/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	32,369,055	183,808,203	201,935,457	14,241,801.6
Dreyfus Institutional Cash Advantage Fund	5,640,559	121,169,034	115,236,529	11,573,064.4
Total	38,009,614	304,977,237	317,171,986	25,814,865	1.0

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2016, the fund did not incur any interest or penalties.

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each tax year in the three-year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2015 was as follows: ordinary income $47,641,087 and long-term capital gains $143,349,363. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2016 was approximately $138,500 with a related weighted average annualized interest rate of 1.34%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund and extraordinary expenses. Dreyfus has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members and fees and expenses of independent counsel to the fund and to non-interested Board members. During the period ended April 30, 2016, fees reimbursed by Dreyfus amounted to $101,512.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at an annual rate of .25% of the value of

32

the fund’s average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2016, the fund was charged $3,213,640 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $533,829 and Shareholder Services Plan fees $533,829, which are offset against an expense reimbursement currently in effect in the amount of $15,236.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2016, amounted to $55,478,003 and $202,292,333, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2016 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2016:

Average Market Value ($)
Foreign currency financial futures	25,917,614

At April 30, 2016, accumulated net unrealized appreciation on investments was $1,580,036,263, consisting of $1,615,207,689 gross unrealized appreciation and $35,171,426 gross unrealized depreciation.

At April 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Pending Legal Matters:

The fund and many other entities have been named as defendants in numerous pending litigations as a result of their participation in the leveraged buyout transaction (“LBO”) of the Tribune Company (“Tribune”). The cases allege that Tribune took on billions of dollars of debt in the LBO to purchase its own stock from shareholders at $34 per share. The LBO was closed in a two-step transaction with shares being repurchased by Tribune in a tender offer in June 2007 and in a go-private merger in December 2007. In 2008, approximately one year after the LBO was concluded, Tribune filed for bankruptcy protection under Chapter 11. Thereafter, in approximately June 2011, certain Tribune creditors filed dozens of complaints in various courts throughout the country alleging that the payments made to shareholders in the LBO were “fraudulent conveyances” under state and/or federal law, and that the shareholders must return the payments they received for their shares to satisfy the plaintiffs’ unpaid claims. These cases have been consolidated for coordinated pre-trial proceedings in a multi-district litigation in the United States District Court for the Southern District of New York titled In re Tribune Company Fraudulent Conveyance Litigation (S.D.N.Y. Nos. 11-md-2296 and 12-mc-2296 (RJS) (“Tribune MDL”)). On March 27, 2013, the Tribune MDL was reassigned from Judge William H. Pauley to Judge Richard J. Sullivan. No explanation was given for the reassignment.

In addition, there was a case pending in United States Bankruptcy Court for the District of Delaware brought by the Unsecured Creditors

34

Committee of the Tribune Company that has since been transferred to the Tribune MDL (formerly The Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, et al., Bankr. D. Del. Adv. Pro. No. 10-54010 (KJC)) (“FitzSimons case”). The case was originally filed on November 1, 2010. In a Fourth Amended Complaint filed in November 2012, among other claims, the Creditors Committee sought recovery under the Bankruptcy Code for alleged “fraudulent conveyances” from more than 5,000 Tribune shareholders (“Shareholder Defendants”), including the fund, and a defendants’ class of all shareholders who tendered their Tribune stock in the LBO and received cash in exchange. There were 35 other counts in the Fourth Amended Complaint that did not relate to claims against Shareholder Defendants, but instead were brought against parties directly involved in approval or execution of the leveraged buyout. On January 10, 2013, pursuant to the Tribune bankruptcy plan, Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust, became the successor plaintiff to the Creditors Committee in this case. The case is now proceeding as: Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, et al., S.D.N.Y. No. 12-cv-2652 (RJS). On August 1, 2013, the plaintiff filed a Fifth Amended Complaint with the Court. The Fifth Amended Complaint contains more detailed allegations regarding the steps Tribune took in consideration and execution of the LBO, but does not change the legal basis for the claim previously alleged against the Shareholder Defendants.

On November 6, 2012, a motion to dismiss was filed in the Tribune MDL. Oral argument on the motion to dismiss was held on May 23, 2013. On September 23, 2013 Judge Sullivan granted the motion to dismiss on standing grounds, after rejecting defendants’ preemption arguments. By granting the motion, Judge Sullivan dismissed nearly 50 cases in the Tribune MDL. The fund was a defendant in at least one of the dismissed cases. The motion had no effect on the FitzSimons case, which had been stayed.

On September 30, 2013, plaintiffs appealed the motion to dismiss decision to the U.S. Court of Appeals for the Second Circuit. On October 28, 2013, certain defendants cross-appealed from Judge Sullivan’s decision, seeking review of the arguments that Judge Sullivan rejected in his decision. On March 29, 2016, the Second Circuit issued its decision on the appeal and cross-appeal. A panel of three judges unanimously affirmed the dismissal on the ground that the plaintiffs’ claims were preempted by section 546(e) of the Bankruptcy Code. On April 12, 2016, the plaintiffs/appellants filed a petition with the Second Circuit requesting rehearing of the appeal by the same panel of judges and/or rehearing en

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

banc by all judges on the Second Circuit. As of May 20, 2016, the Second Circuit has not ruled on either request.

On November 11, 2013, Judge Sullivan entered Master Case Order No. 4 in the Tribune MDL. Master Case Order No. 4 addressed numerous procedural and administrative tasks for the cases that remain in the Tribune MDL, including the FitzSimons case. Pursuant to Master Case Order No. 4, the parties – through their executive committees and liaison counsel – attempted to negotiate a protocol for motions to dismiss and other procedural issues, and submitted rival proposals to the Court. On April 24, 2014 the Court entered an order setting a schedule for the first motions to dismiss in the FitzSimons case. Pursuant to that schedule, a “global” motion to dismiss the fraudulent transfer claim asserted against the Shareholder Defendants, which applies equally to all Shareholder Defendants including the fund, was filed on May 23, 2014. Plaintiffs’ response brief was filed on June 23, 2014, and the reply brief was filed on July 3, 2014. No date for oral argument has been scheduled. The Court also preserved Shareholder Defendants’ rights to file nineteen motions to dismiss enumerated in their proposal and motions pursuant to Rules 12(b)(2)-(5) of the Federal Rules of Civil Procedure. If these various motions are necessary after the Court decides the global motion to dismiss, the Court will set further guidelines and briefing schedules.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcomes of the pending litigations. Consequently, at this time, management is unable to estimate the possible loss that may result.

36

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 17-18, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for

37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

various periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or slightly below the Performance Group and Performance Universe medians by one to five basis points. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median and that the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients/Funds”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to

38

determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s performance.

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

40

NOTES

41

For More Information

Dreyfus S&P 500 Index Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	PEOPX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0078SA0416

Dreyfus Smallcap Stock Index Fund

SEMIANNUAL REPORT April 30, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R    M O R E    I N F O R M AT I O N

Back Cover

Dreyfus Smallcap Stock Index Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Smallcap Stock Index Fund, covering the six-month period from November 1, 2015 through April 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery remained intact over the reporting period. Steady job growth, declining unemployment claims, improved consumer confidence, and higher housing prices supported an economic expansion that so far has lasted nearly seven years. These factors, along with low inflation, prompted the Federal Reserve Board in December 2015 to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to stagnate despite historically aggressive monetary policies, including negative short-term interest rates in Europe and Japan. Global growth has been hampered by weak demand, volatile commodity prices, the lingering effects of various financial crises, unfavorable demographic trends, and low productivity growth. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied strongly to post positive total returns, on average, for the reporting period overall.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist over the foreseeable future until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona

President

The Dreyfus Corporation

May 16, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2015 through April 30, 2016, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2016, Dreyfus Smallcap Stock Index Fund produced a total return of 1.31%.1 In comparison, the Standard & Poor’s SmallCap 600® Index (“S&P 600 Index”), the fund’s benchmark, produced a 1.54% total return for the same period.2,3

Small-cap stocks posted mildly positive total returns, on average, over the reporting period, masking heightened market volatility stemming from various global and domestic economic developments. The difference in returns between the fund and the S&P 600 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 600 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 600 Index by generally investing in a representative sample of the stocks listed in the S&P 600 Index. The S&P 600 Index is composed of 600 domestic stocks across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 600 Index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

The fund employed futures contracts during the reporting period in its efforts to replicate the returns of the S&P 600 Index.

Mildly Positive Returns Masked Heightened Volatility

Small-cap stock prices generally proved volatile over the last two months of 2015, losing a degree of value when investor sentiment vacillated between concerns about the global economy and optimism regarding job growth and other positive developments in the United States. In January 2016, disappointing economic data in China sparked renewed weakness in commodity prices, and investors again grew concerned about the potential impact of China’s economic troubles on the United States. Moreover, U.S. investors worried that a December 2015 increase in short-term interest rates from the Federal Reserve Board (the “Fed”) might weigh on the domestic economic recovery, and Japan surprised investors by adopting negative short-term interest rates for the first time. Consequently, U.S. stocks declined particularly sharply in January.

The market’s slide continued into February, but strong U.S. economic data and better-than-expected corporate earnings helped trigger a rebound later in the month. The rally continued through March and, to a lesser extent, April after the Fed indicated that it would proceed cautiously in implementing additional 2016 rate hikes, commodity prices began to rebound, and central banks in China and Europe adopted additional monetary easing programs. Investors responded to these developments with renewed confidence, enabling the S&P 600 Index to end the reporting period with a modestly positive total return.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Divergent Returns across Market Sectors

The various sectors that comprise the S&P 600 Index produced disparate returns over the reporting period. Information technology stocks fared best, bolstered by small-cap companies that provide components for smartphones and cloud computing infrastructure. Producers of communications equipment also gained significant value due to intensifying demand from airline reservations systems and cloud computing providers. The utilities sector benefited during the reporting period’s low interest-rate environment from investors’ preferences for traditionally defensive companies with competitive dividend yields, stable earnings, and strong cash flows. The materials sector experienced a sharp rebound from earlier weakness when fears of a more severe economic slowdown in China moderated and commodity prices began to recover. In particular, U.S. steelmakers benefited from higher prices, and chemicals producers advanced on the strength of a growing domestic housing market and greater mergers-and-acquisitions activity.

Detractors from the S&P 600 Index’s results over the reporting period included the consumer discretionary sector, where specialty retailers weighed on performance amid intensifying competitive pressures from online sellers. Apparel retailers were especially hard hit by internet competition, as were broadcasters and publishing companies in the media industry group. In addition, auto parts retailers were hurt by rising new car sales, which reduced demand from those seeking to repair older vehicles. In the energy sector, low oil-and-gas prices resulted in falling demand for small-cap energy services providers, such as offshore drillers, and demand had not yet returned to previous levels when commodity prices later began to rebound. Finally, the financials sector struggled with the impact of regulatory changes on consumer finance companies and rising claims on the insurance industry.

Replicating the Performance of the S&P 600 Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the U.S. economic recovery appears to remain on track, commodity prices have stabilized, and aggressively accommodative monetary policies remain at work in international markets. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

May 16, 2016

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small-cap companies often experience sharper price fluctuations than stocks of larger cap companies.

¹ Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

² SOURCE: Lipper Inc. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions. The Standard & Poor’s SmallCap 600 Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance. Investors cannot invest directly in any index.

3 “Standard & Poor’s®,” “S&P®,” and “S&P SmallCap 600®” are registered trademarks of Standard & Poor’s Financial Services LLC, and have been licensed for use on behalf of the fund. The fund is not sponsored, endorsed, managed, advised, sold, or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Smallcap Stock Index Fund from November 1, 2015 to April 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2016

Expenses paid per $1,000†	$ 2.50
Ending value (after expenses)	$1,013.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2016

Expenses paid per $1,000†	$ 2.51
Ending value (after expenses)	$1,022.38

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2016 (Unaudited)

Common Stocks - 98.4%	Shares		Value ($)
Automobiles & Components - 1.1%
Dorman Products	93,958	[a,b]	5,054,001
Drew Industries	62,680		4,063,544
Gentherm	100,500	[b]	3,692,370
Motorcar Parts of America	48,370	[b]	1,551,226
Standard Motor Products	53,375		1,895,346
Superior Industries International	58,073		1,516,867
Winnebago Industries	97,087	[a]	2,100,963
			19,874,317
Banks - 10.6%
Ameris Bancorp	74,631		2,343,413
Astoria Financial	231,331		3,479,218
Banc of California	127,587		2,596,395
Bank Mutual	165,021	[a]	1,333,370
Banner	57,568		2,462,759
BBCN Bancorp	263,162		4,110,590
BofI Holding	189,306	[a,b]	3,856,163
Boston Private Financial Holdings	253,456		3,097,232
Brookline Bancorp	216,572	[a]	2,464,589
Cardinal Financial	122,028		2,700,480
Central Pacific Financial	121,364		2,832,636
City Holding	37,313		1,832,815
Columbia Banking System	166,828		4,919,758
Community Bank System	137,374	[a]	5,435,889
CVB Financial	313,452	[a]	5,385,105
Dime Community Bancshares	106,133		1,922,069
First BanCorp	304,366	[b]	1,187,027
First Commonwealth Financial	295,442		2,712,158
First Financial Bancorp	168,602		3,287,739
First Financial Bankshares	196,778	[a]	6,371,672
First Midwest Bancorp	238,493		4,407,351
First NBC Bank Holding	70,896	[b]	1,541,279
Glacier Bancorp	221,491		5,734,402
Great Western Bancorp	168,592		5,314,020
Hanmi Financial	121,785		2,815,669
Home BancShares	170,293		7,320,896
Independent Bank	62,547		2,941,585
LegacyTexas Financial Group	106,365	[a]	2,622,961

6

Common Stocks - 98.4% (continued)	Shares		Value ($)
Banks - 10.6% (continued)
LendingTree	20,323	[a,b]	1,818,299
MB Financial	179,747	[a]	6,248,006
NBT Bancorp	101,459		2,875,348
Northfield Bancorp	142,477		2,259,685
Northwest Bancshares	272,241	[a]	3,816,819
OFG Bancorp	117,146		1,034,399
Old National Bancorp	407,608	[a]	5,461,947
Opus Bank	51,252		1,851,222
Oritani Financial	137,570		2,384,088
Pinnacle Financial Partners	101,166		4,974,332
Provident Financial Services	162,688		3,250,506
S&T Bancorp	81,919		2,102,861
ServisFirst Bancshares	61,670	[a]	3,039,098
Simmons First National, Cl. A	77,355		3,612,478
Southside Bancshares	49,120	[a]	1,434,795
Sterling Bancorp	310,827		5,078,913
Talmer Bancorp, Cl. A	194,126		3,766,044
Texas Capital Bancshares	120,761	[b]	5,533,269
Tompkins Financial	32,296		2,110,221
TrustCo Bank	213,180		1,366,484
UMB Financial	110,902	[a]	6,182,786
United Bankshares	169,499	[a]	6,557,916
United Community Banks	183,819		3,700,276
Walker & Dunlop	73,408	[b]	1,618,646
Westamerica Bancorporation	63,883	[a]	3,112,380
Wilshire Bancorp	247,673		2,667,438
Wintrust Financial	127,460		6,630,469
			191,517,965
Capital Goods - 9.9%
AAON	108,761		2,884,342
AAR	105,935		2,546,677
Actuant, Cl. A	166,644		4,451,061
Aegion	115,638	[b]	2,454,995
Aerojet Rocketdyne Holdings	174,356	[b]	3,159,331
AeroVironment	42,295	[b]	1,221,480
Albany International, Cl. A	81,615		3,288,268
American Science & Engineering	26,377		755,701
American Woodmark	41,178	[b]	2,999,406
Apogee Enterprises	96,508		3,999,292

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.4% (continued)	Shares		Value ($)
Capital Goods - 9.9% (continued)
Applied Industrial Technologies	116,893		5,357,206
Astec Industries	46,089		2,230,708
AZZ	73,965		4,062,158
Barnes Group	143,549		4,663,907
Briggs & Stratton	141,916		3,004,362
Chart Industries	79,817	[b]	2,054,490
CIRCOR International	43,576		2,459,865
Comfort Systems USA	128,285		3,783,125
Cubic	59,604		2,477,738
DXP Enterprises	32,979	[a,b]	720,591
Dycom Industries	89,516	[b]	6,319,830
EMCOR Group	173,425		8,407,644
Encore Wire	54,756		2,094,417
EnerSys	132,387		7,727,429
Engility Holdings	34,034	[b]	669,449
EnPro Industries	52,993		3,104,330
ESCO Technologies	70,407		2,709,261
Federal Signal	201,311		2,755,948
Franklin Electric	118,706		3,749,923
General Cable	180,370		2,820,987
Gibraltar Industries	88,896	[b]	2,351,299
Griffon	102,127	[a]	1,614,628
Harsco	208,348		1,477,187
Hillenbrand	178,833		5,420,428
John Bean Technologies	83,103		4,332,990
Kaman	87,828	[a]	3,696,681
Lindsay	25,828	[a]	1,974,809
Lydall	49,238	[b]	1,811,466
Moog, Cl. A	101,022	[b]	4,935,935
Mueller Industries	170,572		5,383,252
MYR Group	36,448	[b]	929,788
National Presto Industries	15,580	[a]	1,358,420
Orion Marine Group	50,589	[a,b]	295,440
PGT	104,697	[b]	1,096,178
Powell Industries	25,609		796,952
Proto Labs	65,450	[a,b]	3,915,873
Quanex Building Products	114,108		2,149,795
Simpson Manufacturing	130,666		4,913,042
SPX	109,107	[b]	1,756,623

8

Common Stocks - 98.4% (continued)	Shares		Value ($)
Capital Goods - 9.9% (continued)
SPX FLOW	115,362	[b]	3,456,246
Standex International	36,761		2,819,201
TASER International	145,279	[a,b]	2,652,795
Tennant	46,071		2,460,652
The Greenbrier Companies	87,493	[a]	2,623,915
Titan International	125,092		829,360
Trex	85,083	[a,b]	4,037,188
Universal Forest Products	65,469		5,018,199
Veritiv	21,582	[a,b]	885,294
Vicor	60,931	[a,b]	584,328
Watts Water Technologies, Cl. A	76,801		4,290,872
			178,802,757
Commercial & Professional Services - 4.6%
ABM Industries	147,711	[a]	4,751,863
Brady, Cl. A	128,523		3,404,574
CDI	46,063		329,350
Essendant	107,777		3,318,454
Exponent	74,922		3,734,112
G&K Services, Cl. A	52,956		3,741,341
Healthcare Services Group	190,331	[a]	7,204,028
Heidrick & Struggles International	54,834		1,081,875
Insperity	51,022	[a]	2,692,431
Interface	225,184		3,832,632
Kelly Services, Cl. A	84,461		1,585,333
Korn/Ferry International	148,697		4,035,637
Matthews International, Cl. A	83,476	[a]	4,394,177
Mobile Mini	118,201		3,811,982
Navigant Consulting	146,509	[b]	2,338,284
On Assignment	134,628	[b]	4,854,686
Resources Connection	104,396		1,541,929
Tetra Tech	170,160		5,002,704
The Brink's Company	153,981		5,210,717
TrueBlue	128,040	[b]	2,393,068
UniFirst	45,099		4,887,830
US Ecology	61,855		2,785,331
Viad	43,274		1,287,402
WageWorks	97,065	[b]	5,227,921
			83,447,661

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.4% (continued)	Shares		Value ($)
Consumer Durables & Apparel - 3.6%
Arctic Cat	13,910		231,323
Callaway Golf	266,425		2,488,409
Crocs	197,221	[b]	1,646,795
Ethan Allen Interiors	78,233	[a]	2,663,051
G-III Apparel Group	106,778	[b]	4,831,704
Helen of Troy	80,247	[b]	7,986,984
Iconix Brand Group	133,749	[a,b]	1,134,192
Installed Building Products	44,670	[b]	1,187,329
iRobot	78,466	[a,b]	2,933,059
La-Z-Boy	158,782		4,107,690
M/I Homes	67,744	[b]	1,361,654
Meritage Homes	94,309	[b]	3,209,335
Movado Group	61,906		1,746,368
Oxford Industries	51,643		3,430,128
Perry Ellis International	53,824	[b]	1,025,347
Steven Madden	145,102	[b]	5,080,021
Sturm Ruger & Co.	55,673	[a]	3,564,742
TopBuild	97,722	[b]	3,050,881
Tumi Holdings	150,898	[b]	4,025,959
Unifi	37,348	[a,b]	962,084
Universal Electronics	40,412	[b]	2,683,761
Vera Bradley	57,088	[a,b]	1,001,324
Wolverine World Wide	301,574		5,714,827
			66,066,967
Consumer Services - 3.6%
American Public Education	54,730	[b]	1,267,547
Belmond, Cl. A	241,368	[b]	2,210,931
Biglari Holdings	2,862	[b]	1,070,216
BJ's Restaurants	60,996	[b]	2,720,422
Bob Evans Farms	60,777		2,767,785
Boyd Gaming	229,028	[b]	4,269,082
Capella Education	29,091		1,609,023
Career Education	225,878	[b]	1,206,189
Chuy's Holdings	47,310	[a,b]	1,444,847
DineEquity	52,678		4,530,308
Interval Leisure Group	145,895	[a]	2,060,037
Krispy Kreme Doughnuts	180,776	[b]	3,147,310
Marcus	68,456		1,324,624
Marriott Vacations Worldwide	73,939		4,631,539

10

Common Stocks - 98.4% (continued)	Shares		Value ($)
Consumer Services - 3.6% (continued)
Monarch Casino & Resort	31,926	[b]	606,594
Papa John's International	86,586		4,899,902
Popeyes Louisiana Kitchen	63,624	[b]	3,420,426
Red Robin Gourmet Burgers	34,034	[b]	2,207,445
Regis	96,776	[a,b]	1,322,928
Ruby Tuesday	150,203	[b]	660,893
Ruth's Hospitality Group	110,912		1,761,283
Scientific Games, Cl. A	157,688	[a,b]	1,564,265
Sonic	150,251		5,164,127
Strayer Education	36,916	[a,b]	1,832,510
Texas Roadhouse	167,313	[a]	6,812,985
			64,513,218
Diversified Financials - 2.6%
Calamos Asset Management, Cl. A	67,277	[a]	554,362
Cash America International	80,202	[a]	2,964,266
Encore Capital Group	54,162	[a,b]	1,524,660
Enova International	73,384	[b]	646,513
Evercore Partners, Cl. A	117,659		6,075,911
EZCORP, Cl. A	102,152	[a,b]	505,652
Financial Engines	154,605	[a]	4,979,827
First Cash Financial Services	78,462		3,588,067
Green Dot, Cl. A	107,320	[b]	2,385,724
Greenhill & Co.	81,156		1,787,055
HFF, Cl. A	112,418		3,578,265
Interactive Brokers Group, Cl. A	152,904		5,810,352
INTL. FCStone	40,965	[b]	1,118,345
Investment Technology Group	94,719		1,848,915
Piper Jaffray	49,556	[b]	2,066,981
PRA Group	142,893	[a,b]	4,741,190
Virtus Investment Partners	14,312	[a]	1,119,485
World Acceptance	36,055	[b]	1,564,426
			46,859,996
Energy - 3.0%
Archrock	215,161		2,119,336
Atwood Oceanics	182,784	[a]	1,765,693
Basic Energy Services	219,958	[a,b]	703,866
Bill Barrett	187,955	[a,b]	1,496,122
Bonanza Creek Energy	157,662	[a,b]	611,729
Bristow Group	99,249	[a]	2,274,787

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.4% (continued)	Shares		Value ($)
Energy - 3.0% (continued)
CARBO Ceramics	64,206	[a]	953,459
Carrizo Oil & Gas	155,792	[a,b]	5,510,363
Cloud Peak Energy	292,322	[a,b]	646,032
Contango Oil & Gas	41,176	[b]	517,994
Era Group	55,725	[a,b]	531,059
Exterran	95,295		1,458,014
Geospace Technologies	25,022	[a,b]	409,360
Green Plains	91,925	[a]	1,663,843
Gulf Island Fabrication	45,208		339,512
GulfMark Offshore, Cl. A	105,000	[a,b]	711,900
Helix Energy Solutions Group	261,076	[b]	2,253,086
Hornbeck Offshore Services	80,923	[a,b]	950,036
Matrix Service	84,414	[b]	1,590,360
Newpark Resources	252,175	[b]	1,177,657
Northern Oil and Gas	145,444	[a,b]	794,124
PDC Energy	124,135	[a,b]	7,794,437
Pioneer Energy Services	273,578	[b]	850,828
REX American Resources	21,103	[a,b]	1,147,370
Rex Energy	463,912	[a,b]	468,551
SEACOR Holdings	48,342	[b]	2,841,059
Stone Energy	303,326	[a,b]	297,290
Synergy Resources	357,840	[a,b]	2,583,605
Tesco	90,330		854,522
TETRA Technologies	230,320	[b]	1,658,304
Tidewater	124,472	[a]	1,090,375
Unit	149,726	[a,b]	1,895,531
US Silica Holdings	165,664		4,232,715
			54,192,919
Food & Staples Retailing - .3%
Andersons	71,061		2,381,254
SpartanNash	103,499		2,866,922
			5,248,176
Food, Beverage & Tobacco - 1.9%
B&G Foods	173,045	[a]	7,131,184
Calavo Growers	41,113	[a]	2,350,430
Cal-Maine Foods	99,427	[a]	5,046,915
Darling Ingredients	446,139	[b]	6,464,554
J&J Snack Foods	37,416		3,783,880
Sanderson Farms	60,237	[a]	5,526,142

12

Common Stocks - 98.4% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 1.9% (continued)
Seneca Foods, Cl. A	18,438	[b]	600,894
Universal	71,868	[a]	3,920,399
			34,824,398
Health Care Equipment & Services - 8.8%
Abaxis	65,938		2,988,310
Aceto	82,643	[a]	1,853,682
Adeptus Health, Cl. A	32,333	[a,b]	2,202,524
Air Methods	108,564	[b]	4,014,697
Almost Family	16,403	[b]	689,090
Amedisys	85,108	[b]	4,382,211
AMN Healthcare Services	134,558	[b]	4,778,155
Analogic	38,499		3,041,036
AngioDynamics	119,317	[b]	1,461,633
Anika Therapeutics	48,227	[b]	2,202,045
Cantel Medical	100,386		6,724,858
Chemed	53,239	[a]	6,909,357
Computer Programs & Systems	36,712	[a]	1,884,427
CONMED	78,023		3,231,713
CorVel	31,789	[b]	1,436,863
Cross Country Healthcare	83,267	[b]	1,035,009
CryoLife	75,803		939,957
Cynosure, Cl. A	63,719	[a,b]	3,118,408
Diplomat Pharmacy	100,640	[a,b]	3,048,386
Ensign Group	114,986		2,594,084
ExamWorks Group	100,099	[b]	3,608,569
Greatbatch	68,597	[b]	2,387,176
Haemonetics	146,565	[b]	4,753,103
HealthEquity	102,748	[a,b]	2,584,112
HealthStream	53,985	[b]	1,221,141
Healthways	92,002	[b]	1,071,823
HMS Holdings	245,721	[b]	4,150,228
ICU Medical	37,464	[b]	3,721,674
Inogen	48,850	[b]	2,386,811
Integra LifeSciences Holdings	88,776	[b]	6,287,116
Invacare	78,435	[a]	881,609
Kindred Healthcare	212,947		3,143,098
Landauer	29,920	[a]	1,039,421
LHC Group	41,371	[b]	1,668,906
Magellan Health	75,472	[b]	5,317,757

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.4% (continued)	Shares		Value ($)
Health Care Equipment & Services - 8.8% (continued)
Masimo	141,446	[b]	6,131,684
Medidata Solutions	167,963	[b]	7,328,226
Meridian Bioscience	120,398		2,300,806
Merit Medical Systems	134,637	[b]	2,726,399
Natus Medical	94,607	[b]	3,015,125
Neogen	104,049	[b]	4,915,275
NuVasive	133,071	[b]	7,044,779
Omnicell	103,551	[b]	3,299,135
PharMerica	102,870	[b]	2,431,847
Providence Service	26,815	[b]	1,336,460
Quality Systems	149,813		2,109,367
Select Medical Holdings	264,833	[b]	3,543,466
Surgical Care Affiliates	73,934	[b]	3,574,709
SurModics	53,791	[b]	1,082,275
U.S. Physical Therapy	32,992		1,644,981
Vascular Solutions	40,565	[b]	1,417,747
Zeltiq Aesthetics	88,219	[b]	2,637,748
			159,299,018
Household & Personal Products - .5%
Central Garden & Pet	23,678	[b]	385,241
Central Garden & Pet, Cl. A	103,199	[b]	1,681,112
Inter Parfums	52,355		1,603,110
Medifast	50,252		1,584,446
WD-40	35,972		3,679,936
			8,933,845
Insurance - 2.6%
American Equity Investment Life Holding	263,183		3,684,562
AMERISAFE	47,757		2,573,147
eHealth	29,773	[b]	333,160
Employers Holdings	105,239		3,125,598
HCI Group	29,990	[a]	898,500
Horace Mann Educators	111,865		3,479,001
Infinity Property & Casualty	27,988		2,243,518
Navigators Group	32,336	[b]	2,671,277
ProAssurance	141,212		6,740,049
RLI	102,803	[a]	6,392,291
Safety Insurance Group	30,473		1,725,077
Selective Insurance Group	174,503		6,056,999
Stewart Information Services	60,370		2,102,083

14

Common Stocks - 98.4% (continued)	Shares		Value ($)
Insurance - 2.6% (continued)
United Fire Group	60,477	[a]	2,710,579
United Insurance Holdings	41,653	[a]	679,360
Universal Insurance Holdings	114,258		2,012,083
			47,427,284
Materials - 5.1%
A. Schulman	76,749		2,140,530
AK Steel Holding	624,720	[a,b]	2,923,690
American Vanguard	92,364	[b]	1,528,624
Balchem	84,481		5,183,754
Boise Cascade	96,961	[b]	2,023,576
Calgon Carbon	154,613		2,534,107
Century Aluminum	144,418	[a,b]	1,273,767
Chemours	498,424		4,545,627
Clearwater Paper	55,365	[b]	3,307,505
Deltic Timber	21,708	[a]	1,356,750
Flotek Industries	127,771	[a,b]	1,207,436
FutureFuel	100,294		1,127,305
Glatfelter	103,789		2,379,882
H.B. Fuller	156,616		7,003,868
Hawkins	12,042		471,203
Haynes International	35,024	[a]	1,314,451
Headwaters	230,598	[b]	4,614,266
Innophos Holdings	55,315		2,044,442
Innospec	73,073		3,533,810
Intrepid Potash	113,071	[b]	144,731
Kaiser Aluminum	59,161		5,610,238
KapStone Paper and Packaging	221,863		3,525,403
Koppers Holdings	72,093	[b]	1,811,697
Kraton Performance Polymers	113,970	[b]	2,588,259
LSB Industries	31,408	[b]	413,329
Materion	69,921		2,027,010
Myers Industries	70,969	[a]	956,662
Neenah Paper	49,555	[a]	3,225,535
Olympic Steel	32,416		733,250
Quaker Chemical	37,269		3,319,177
Rayonier Advanced Materials	143,603		1,471,931
Schweitzer-Mauduit International	92,629		3,185,511
Stepan	56,296		3,450,382
Stillwater Mining	315,297	[a,b]	3,846,623

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.4% (continued)	Shares		Value ($)
Materials - 5.1% (continued)
SunCoke Energy	177,976		1,322,362
TimkenSteel	111,556		1,421,223
Tredegar	46,188	[a]	737,160
US Concrete	42,404	[a,b]	2,618,871
			92,923,947
Media - .7%
E.W. Scripps, Cl. A	121,370	[a,b]	1,842,397
Gannet Company	326,146		5,495,560
Harte-Hanks	143,675		261,489
Scholastic	65,804	[a]	2,393,950
Sizmek	73,893	[b]	195,816
World Wrestling Entertainment, Cl. A	105,796	[a]	1,760,445
			11,949,657
Pharmaceuticals, Biotechnology & Life Sciences - 3.5%
Acorda Therapeutics	129,271	[b]	3,341,655
Albany Molecular Research	83,520	[a,b]	1,256,976
AMAG Pharmaceuticals	103,298	[a,b]	2,739,463
ANI Pharmaceuticals	21,086	[b]	958,780
Cambrex	96,993	[b]	4,678,942
DepoMed	173,140	[a,b]	3,009,173
Emergent BioSolutions	93,731	[b]	3,610,518
Enanta Pharmaceuticals	37,748	[a,b]	1,102,242
Impax Laboratories	190,712	[b]	6,360,245
Lannett	85,671	[a,b]	1,643,170
Ligand Pharmaceuticals, Cl. B	53,946	[a,b]	6,520,453
Luminex	138,826	[b]	2,790,403
Medicines	196,370	[a,b]	6,988,808
MiMedx Group	278,775	[a,b]	2,099,176
Momenta Pharmaceuticals	148,306	[b]	1,410,390
Nektar Therapeutics	385,264	[a,b]	6,040,940
Phibro Animal Health, Cl. A	59,034	[a]	1,224,365
Repligen	90,808	[b]	2,419,125
Sagent Pharmaceuticals	45,955	[b]	534,916
SciClone Pharmaceuticals	140,333	[b]	1,852,396
Spectrum Pharmaceuticals	167,925	[a,b]	1,190,588
Supernus Pharmaceuticals	101,961	[b]	1,749,651
			63,522,375
Real Estate - 7.3%
Acadia Realty Trust	187,012	[c]	6,302,304

16

Common Stocks - 98.4% (continued)	Shares		Value ($)
Real Estate - 7.3% (continued)
Agree Realty	45,236	[c]	1,754,252
American Assets Trust	129,949	[c]	5,155,077
Capstead Mortgage	289,004	[a,c]	2,809,119
CareTrust	134,560	[c]	1,711,603
Cedar Realty Trust	228,442	[c]	1,580,819
Chesapeake Lodging Trust	194,994	[c]	4,802,702
CoreSite Realty	78,137	[c]	5,854,805
Cousins Properties	638,054	[c]	6,603,859
DiamondRock Hospitality	612,951	[c]	5,461,393
EastGroup Properties	98,618	[c]	5,892,425
Education Realty Trust	166,307	[c]	6,614,029
Forestar Group	74,024	[a,b,c]	999,324
Four Corners Property Trust	159,692	[c]	2,834,533
Franklin Street Properties	244,155	[c]	2,592,926
GEO Group	193,525		6,198,606
Getty Realty	76,449	[c]	1,504,516
Government Properties Income Trust	170,723	[a,c]	3,230,079
Kite Realty Group Trust	233,744	[c]	6,364,849
Lexington Realty Trust	679,831	[c]	5,968,916
LTC Properties	112,515	[c]	5,219,571
Medical Properties Trust	653,627	[c]	8,699,775
Parkway Properties	227,246	[c]	3,738,197
Pennsylvania Real Estate Investment Trust	191,125	[a,c]	4,384,407
PS Business Parks	62,075	[c]	5,944,302
RE/MAX Holdings, Cl. A	51,314		1,888,355
Retail Opportunity Investments	254,877	[c]	5,013,431
Sabra Health Care	183,279	[c]	3,865,354
Saul Centers	31,599	[c]	1,680,435
Summit Hotel Properties	300,039	[c]	3,420,445
Universal Health Realty Income Trust	43,779	[c]	2,390,333
Urstadt Biddle Properties, Cl. A	68,697	[c]	1,412,410
			131,893,151
Retailing - 5.0%
Asbury Automotive Group	80,288	[b]	4,867,059
Barnes & Noble	168,581		1,980,827
Barnes and Noble Education	82,236	[a,b]	769,729
Big 5 Sporting Goods	52,516		634,918
Blue Nile	34,216		882,088
Buckle	76,831	[a]	2,223,489

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.4% (continued)	Shares		Value ($)
Retailing - 5.0% (continued)
Caleres	125,101		3,153,796
Cato, Cl. A	78,711		2,880,035
Core-Mark Holding	63,043		5,148,091
Express	233,373	[b]	4,242,721
Finish Line, Cl. A	111,942		2,210,854
Five Below	151,542	[a,b]	6,319,301
Francesca's Holdings	131,010	[a,b]	2,174,766
Fred's, Cl. A	92,496	[a]	1,356,916
FTD Companies	52,785	[b]	1,467,951
Genesco	59,617	[b]	4,124,304
Group 1 Automotive	59,939		3,946,384
Haverty Furniture	49,950	[a]	932,567
Hibbett Sports	68,196	[a,b]	2,461,876
Kirkland's	50,437		828,176
Lithia Motors, Cl. A	69,993	[a]	5,810,819
Lumber Liquidators Holdings	66,072	[a,b]	985,134
MarineMax	64,842	[b]	1,232,646
Monro Muffler Brake	84,690	[a]	5,862,242
NutriSystem	81,506		1,794,762
Outerwall	51,563	[a]	2,130,068
PetMed Express	59,167	[a]	1,082,756
Rent-A-Center	168,840	[a]	2,481,948
Select Comfort	157,980	[b]	3,898,946
Sonic Automotive, Cl. A	82,850		1,554,266
Stage Stores	67,430	[a]	496,285
Stein Mart	53,935		390,489
Tailored Brands	131,192	[a]	2,285,365
The Children's Place	62,568		4,874,673
Tuesday Morning	98,094	[b]	851,456
Vitamin Shoppe	66,907	[a,b]	1,831,245
VOXX International	37,300	[a,b]	167,477
Zumiez	51,508	[a,b]	864,304
			91,200,729
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Energy Industries	133,359	[b]	4,314,164
Brooks Automation	162,361		1,535,935
Cabot Microelectronics	72,313		3,029,192
CEVA	64,416	[b]	1,485,433
Cirrus Logic	181,596	[a,b]	6,555,616

18

Common Stocks - 98.4% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 3.1% (continued)
Cohu	91,189		1,054,145
Diodes	80,346	[b]	1,496,043
DSP Group	61,946	[b]	588,487
Exar	105,222	[b]	641,854
Kopin	154,486	[b]	256,447
Kulicke & Soffa Industries	178,729	[b]	1,915,975
MKS Instruments	146,806		5,264,463
Monolithic Power Systems	96,878		6,047,125
Nanometrics	42,212	[b]	753,906
Power Integrations	88,022		4,247,061
Rambus	316,569	[b]	3,678,532
Rudolph Technologies	103,918	[b]	1,441,343
Semtech	184,981	[b]	4,002,989
Tessera Technologies	156,030		4,481,182
Ultratech	56,921	[b]	1,234,616
Veeco Instruments	111,049	[b]	2,044,412
			56,068,920
Software & Services - 5.5%
Blackbaud	131,739		8,137,518
Blucora	114,102	[b]	913,957
Bottomline Technologies	106,414	[b]	2,613,528
CACI International, Cl. A	71,387	[b]	6,863,860
Cardtronics	140,677	[a,b]	5,545,487
Ciber	187,916	[b]	435,965
CSG Systems International	99,355	[a]	4,409,375
DHI Group	168,336	[b]	1,196,869
Ebix	64,798	[a]	3,118,080
Epiq Systems	81,158		1,198,704
ExlService Holdings	92,378	[b]	4,470,171
Forrester Research	35,925		1,207,799
Interactive Intelligence Group	36,297	[b]	1,349,159
Liquidity Services	73,782	[a,b]	411,704
LivePerson	117,131	[b]	708,643
LogMeIn	67,885	[b]	4,052,734
ManTech International, Cl. A	61,944		2,093,707
MicroStrategy, Cl. A	30,448	[b]	5,459,935
Monotype Imaging Holdings	97,533		2,148,652
Monster Worldwide	310,359	[a,b]	993,149
NIC	164,750		2,917,722

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.4% (continued)	Shares		Value ($)
Software & Services - 5.5% (continued)
Perficient	104,521	[b]	2,182,398
Progress Software	152,872	[a,b]	3,901,293
Qualys	79,848	[a,b]	2,010,573
QuinStreet	77,713	[a,b]	273,550
Rovi	232,878	[a,b]	4,103,310
Stamps.com	40,695	[a,b]	3,351,640
SYKES Enterprises	122,691	[b]	3,576,443
Synchronoss Technologies	119,721	[a,b]	3,719,731
Take-Two Interactive Software	254,589	[a,b]	8,701,852
Tangoe	79,921	[a,b]	704,903
TeleTech Holdings	51,424		1,429,073
VASCO Data Security International	95,311	[b]	1,651,740
Virtusa	82,298	[a,b]	2,924,871
XO Group	82,868	[b]	1,463,449
			100,241,544
Technology Hardware & Equipment - 7.1%
ADTRAN	131,917		2,548,636
Agilysys	45,484	[a,b]	485,769
Anixter International	79,650	[b]	4,962,195
Badger Meter	33,852	[a]	2,414,663
Bel Fuse, Cl. B	27,512		458,350
Benchmark Electronics	157,619	[b]	3,060,961
Black Box	47,417		693,237
CalAmp	124,508	[a,b]	1,863,885
Checkpoint Systems	130,074	[b]	1,316,349
Coherent	72,761	[b]	6,795,877
Comtech Telecommunications	48,609		1,176,338
Cray	126,171	[b]	4,778,096
CTS	121,660		2,015,906
Daktronics	71,502		622,067
DTS	63,878	[b]	1,393,818
Electro Scientific Industries	40,589	[b]	286,152
Electronics For Imaging	120,890	[b]	4,816,258
ePlus	15,752	[b]	1,266,303
Fabrinet	75,279	[b]	2,406,670
FARO Technologies	42,451	[b]	1,232,777
Harmonic	271,781	[b]	940,362
II-VI	166,379	[b]	3,472,330
Insight Enterprises	113,620	[b]	2,807,550

20

Common Stocks - 98.4% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 7.1% (continued)
Itron	99,729	[b]	4,100,856
Ixia	202,316	[b]	2,047,438
Littelfuse	61,951		7,216,052
Lumentum Holdings	124,295		3,144,663
Mercury Systems	102,489	[b]	2,154,319
Methode Electronics	117,162		3,483,226
MTS Systems	44,027	[a]	2,475,198
NETGEAR	102,029	[a,b]	4,326,030
Newport	107,545	[b]	2,472,460
OSI Systems	50,734	[a,b]	2,581,853
Park Electrochemical	43,156		703,874
Plexus	95,704	[b]	3,996,599
QLogic	246,206	[b]	3,222,837
Rofin-Sinar Technologies	88,549	[b]	2,850,392
Rogers	49,430	[a,b]	2,835,305
Ruckus Wireless	231,191	[b]	3,176,564
Sanmina	224,464	[b]	5,308,574
ScanSource	68,077	[b]	2,769,372
Super Micro Computer	95,435	[a,b]	2,568,156
TTM Technologies	203,573	[b]	1,327,296
ViaSat	126,866	[a,b]	9,730,622
Viavi Solutions	707,760	[b]	4,607,518
			128,913,753
Telecommunication Services - 1.1%
8x8	236,324	[b]	2,679,914
Atlantic Tele-Network	37,072	[a]	2,665,848
Cincinnati Bell	588,362	[b]	2,247,543
Cogent Communications Holdings	128,700	[a]	4,980,690
Consolidated Communications Holdings	121,155		2,864,104
General Communication, Cl. A	107,982	[b]	1,824,896
Iridium Communications	222,870	[a,b]	1,798,561
Lumos Networks	34,062	[b]	434,291
Spok Holdings	63,569		1,080,037
			20,575,884
Transportation - 2.6%
Allegiant Travel	36,390		5,843,142
ArcBest	80,064		1,528,422
Atlas Air Worldwide Holdings	84,126	[b]	3,359,992
Celadon Group	46,099		464,217

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.4% (continued)	Shares		Value ($)
Transportation - 2.6% (continued)
Echo Global Logistics	62,380	[a,b]	1,457,821
Forward Air	89,212		4,066,283
Hawaiian Holdings	139,915	[a,b]	5,886,224
Heartland Express	144,551	[a]	2,617,819
Hub Group, Cl. A	110,372	[b]	4,251,529
Knight Transportation	165,041	[a]	4,385,139
Marten Transport	62,388		1,164,160
Matson	124,332		4,834,028
Roadrunner Transportation Systems	59,188	[a,b]	699,602
Saia	74,551	[b]	2,156,015
SkyWest	168,250		3,953,875
			46,668,268
Utilities - 4.3%
ALLETE	141,926		7,974,822
American States Water	108,449		4,521,239
Avista	183,223		7,341,746
California Water Service Group	133,435	[a]	3,726,840
El Paso Electric	123,307		5,561,146
Northwest Natural Gas	84,694		4,365,129
NorthWestern	147,794		8,400,611
Piedmont Natural Gas	224,823		13,444,415
South Jersey Industries	199,207		5,559,867
Southwest Gas	140,212		9,101,161
Spire	116,539		7,453,834
			77,450,810
Total Common Stocks (cost $1,401,482,548)			1,782,417,559
Short-Term Investments - .1%	Principal Amount ($)		Value ($)
U.S. Treasury Bills
0.26%, 6/23/16 (cost $1,594,395)	1,595,000	[d]	1,594,683

22

Other Investment - 1.6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $29,527,876)	29,527,876	[e]	29,527,876
Investment of Cash Collateral for Securities Loaned - 9.8%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund (cost $176,364,240)	176,364,240	[e]	176,364,240
Total Investments (cost $1,608,969,059)	109.9%		1,989,904,358
Liabilities, Less Cash and Receivables	(9.9%)		(178,628,072)
Net Assets	100.0%		1,811,276,286

a Security, or portion thereof, on loan. At April 30, 2016, the value of the fund’s securities on loan was $223,833,919 and the value of the collateral held by the fund was $229,631,891, consisting of cash collateral of $176,364,240 and U.S. Government & Agency securities valued at $53,267,651.

b Non-income producing security.

c Investment in real estate investment trust.

d Held by or on behalf of a counterparty for open financial futures contracts.

e Investment in affiliated money market mutual fund.

23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	11.5
Banks	10.6
Capital Goods	9.9
Health Care Equipment & Services	8.8
Real Estate	7.3
Technology Hardware & Equipment	7.1
Software & Services	5.5
Materials	5.1
Retailing	5.0
Commercial & Professional Services	4.6
Utilities	4.3
Consumer Durables & Apparel	3.6
Consumer Services	3.6
Pharmaceuticals, Biotechnology & Life Sciences	3.5
Semiconductors & Semiconductor Equipment	3.1
Energy	3.0
Diversified Financials	2.6
Insurance	2.6
Transportation	2.6
Food, Beverage & Tobacco	1.9
Automobiles & Components	1.1
Telecommunication Services	1.1
Media	.7
Household & Personal Products	.5
Food & Staples Retailing	.3
109.9

† Based on net assets.

See notes to financial statements.

24

STATEMENT OF FINANCIAL FUTURES

April 30, 2016 (Unaudited)

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized Appreciation at 04/30/2016 ($)

Financial Futures Long
Russell 2000 Mini	289	32,587,640	June 2016	647,917
Gross Unrealized Appreciation				647,917

See notes to financial statements.

25

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $223,833,919)—Note 1(b):
Unaffiliated issuers	1,403,076,943	1,784,012,242
Affiliated issuers	205,892,116	205,892,116
Cash		2,364,297
Dividends, interest and securities lending income receivable		1,199,920
Receivable for shares of Common Stock subscribed		859,027
Other assets		13,052
		1,994,340,654
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		723,070
Liability for securities on loan—Note 1(b)		176,364,240
Payable for investment securities purchased		3,337,207
Payable for shares of Common Stock redeemed		2,292,353
Payable for futures variation margin—Note 4		344,198
Accrued expenses		3,300
		183,064,368
Net Assets ($)		1,811,276,286
Composition of Net Assets ($):
Paid-in capital		1,372,236,980
Accumulated undistributed investment income—net		6,348,101
Accumulated net realized gain (loss) on investments		51,107,989
Accumulated net unrealized appreciation (depreciation) on investments (including $647,917 net unrealized appreciation on financial futures)		381,583,216
Net Assets ($)		1,811,276,286
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		68,596,976
Net Asset Value Per Share ($)		26.40

See notes to financial statements.

26

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $2,083 foreign taxes withheld at source):
Unaffiliated issuers	14,581,584
Affiliated issuers	23,218
Income from securities lending—Note 1(b)	1,114,717
Interest	1,145
Total Income	15,720,664
Expenses:
Management fee—Note 3(a)	2,108,080
Shareholder servicing costs—Note 3(b)	2,108,080
Directors’ fees—Note 3(a,c)	67,222
Loan commitment fees—Note 2	9,328
Total Expenses	4,292,710
Less—Directors’ fees reimbursed by Dreyfus—Note 3(a)	(67,222)
Net Expenses	4,225,488
Investment Income—Net	11,495,176
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	61,150,117
Net realized gain (loss) on financial futures	200,900
Net Realized Gain (Loss)	61,351,017
Net unrealized appreciation (depreciation) on investments	(47,206,033)
Net unrealized appreciation (depreciation) on financial futures	229,637
Net Unrealized Appreciation (Depreciation)	(46,976,396)
Net Realized and Unrealized Gain (Loss) on Investments	14,374,621
Net Increase in Net Assets Resulting from Operations	25,869,797

See notes to financial statements.

27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations ($):
Investment income—net	11,495,176	17,056,101
Net realized gain (loss) on investments	61,351,017	160,466,974
Net unrealized appreciation (depreciation) on investments	(46,976,396)	(132,080,598)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,869,797	45,442,477
Dividends to Shareholders from ($):
Investment income—net	(17,304,400)	(14,103,759)
Net realized gain on investments	(158,389,393)	(120,880,643)
Total Dividends	(175,693,793)	(134,984,402)
Capital Stock Transactions ($):
Net proceeds from shares sold	257,061,867	414,048,767
Dividends reinvested	171,570,603	131,149,954
Cost of shares redeemed	(223,107,408)	(510,037,310)
Increase (Decrease) in Net Assets from Capital Stock Transactions	205,525,062	35,161,411
Total Increase (Decrease) in Net Assets	55,701,066	(54,380,514)
Net Assets ($):
Beginning of Period	1,755,575,220	1,809,955,734
End of Period	1,811,276,286	1,755,575,220
Undistributed investment income—net	6,348,101	12,157,325
Capital Share Transactions (Shares):
Shares sold	9,928,177	14,079,398
Shares issued for dividends reinvested	6,581,713	4,481,405
Shares redeemed	(8,585,184)	(17,330,175)
Net Increase (Decrease) in Shares Outstanding	7,924,706	1,230,628

See notes to financial statements.

28

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six months Ended
	April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	28.94	30.45	29.16	21.95	20.21	18.82
Investment Operations:
Investment income—net[a]	.18	.28	.22	.28	.20	.14
Net realized and unrealized gain (loss) on investments	.16	.52	2.34	7.88	2.39	1.80
Total from Investment Operations	.34	.80	2.56	8.16	2.59	1.94
Distributions:
Dividends from investment income—net	(.28)	(.24)	(.21)	(.32)	(.11)	(.16)
Dividends from net realized gain on investments	(2.60)	(2.07)	(1.06)	(.63)	(.74)	(.39)
Total Distributions	(2.88)	(2.31)	(1.27)	(.95)	(.85)	(.55)
Net asset value, end of period	26.40	28.94	30.45	29.16	21.95	20.21
Total Return (%)	1.31[b]	2.54	8.91	38.63	13.24	10.29
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51[c]	.51	.51	.51	.51	.51
Ratio of net expenses to average net assets	.50[c]	.50	.50	.50	.50	.50
Ratio of net investment income to average net assets	1.36[c]	.94	.75	1.13	.97	.68
Portfolio Turnover Rate	10.82[b]	16.53	18.22	20.89	14.64	22.25
Net Assets, end of period ($ x 1,000)	1,811,276	1,755,575	1,809,956	1,628,365	1,127,930	1,025,657

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Smallcap Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the Standard & Poor’s® SmallCap 600 Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

30

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

32

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities— Domestic Common Stocks†	1,775,883,983	-	-	1,775,883,983
Equity Securities— Foreign Common Stocks†	6,533,576	-	-	6,533,576
Mutual Funds	205,892,116	-	-	205,892,116
U.S. Treasury	-	1,594,683	-	1,594,683
Other Financial Instruments:
Financial Futures††	647,917	-	-	647,917

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation at period end.

At April 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2016, The Bank of New York Mellon

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

earned $304,438 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2016 were as follows:

Affiliated Investment Company	Value 10/31/2015 ($)	Purchases ($)	Sales ($)	Value 4/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	16,423,463	128,603,003	115,498,590	29,527,876	1.6
Dreyfus Institutional Cash Advantage Fund	72,484,358	436,263,533	332,383,651	176,364,240	9.8
Total	88,907,821	564,866,536	447,882,241	205,892,116	11.4

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

34

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2015 was as follows: ordinary income $18,988,306, and long-term capital gains $115,996,096. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund and extraordinary expenses. Dreyfus has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members and fees and expenses of independent counsel to the fund and to non-interested Board members. During the period ended April 30, 2016, fees reimbursed by Dreyfus amounted to $67,222.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at an annual rate of .25% of the value of the fund’s average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals)

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2016, the fund was charged $2,108,080 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $366,881 and Shareholder Services Plan fees $366,881, which are offset against an expense reimbursement currently in effect in the amount of $10,692.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2016, amounted to $216,634,873 and $184,793,023, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2016 are set forth in the Statement of Financial Futures.

36

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2016:

Average Market Value ($)
Equity financial futures	17,708,993

At April 30, 2016, accumulated net unrealized appreciation on investments was $380,935,299, consisting of $493,851,029 gross unrealized appreciation and $112,915,730 gross unrealized depreciation.

At April 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5- Subsequent Event:

On May 17, 2016, the Board approved, effective on or about August 31, 2016, a proposal to commence offering Class I shares as a new class of shares of the fund, and the redesignation of existing shares as Investor shares.

37

INFORMATION ABOUT THE INFORMATIONAL ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 17-18, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for

38

various periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and the Expense Universe medians and that the fund’s total expenses were below the Expense Group median and above the Expense Universe median.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for

39

INFORMATION ABOUT THE INFORMATIONAL ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s relative performance.

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

40

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

41

For More Information

Dreyfus Smallcap Stock Index Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	DISSX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0077SA0416

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 22, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 22, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)